UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06566
                                                    ---------------------

                           Phoenix Multi-Series Trust
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                    Date of fiscal year end: October 31, 2004
                                            -----------------

                    Date of reporting period: April 30, 2004
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Semiannual Report

|> APRIL 30, 2004

(LOGO)
| GOODWIN |
[GRAPHIC OMITTED]

Phoenix-Goodwin Multi-Sector Fixed Income Fund

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                [GRAPHIC OMITTED]

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[GRAPHIC OMITTED]

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:
      Over the last six months, financial services have seen significant change. National news has continued to reflect regulatory attention being paid to a few mutual fund companies' business conduct. In turn, certain industry-wide practices remain under increased scrutiny.

      Your Fund's Board of Trustees recognizes the seriousness of these issues. As a result, it has expanded its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board has undertaken a review of its own structure and governance protocols to insure that our practices are not only compliant with regulatory standards, but, whenever practical, also conform to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this Phoenix-Goodwin Multi-Series Trust semiannual report. We witnessed new life in the equity markets, and I am encouraged that our overall economy has begun a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix-Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,


/s/ PHILIP R. McLOUGHLIN


Philip R. McLoughlin
Chairman, Phoenix Funds


MAY 1, 2004

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of fund management. There is no guarantee that market forecasts discussed will be realized.

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Phoenix-Goodwin Multi-Sector Fixed Income Fund ..............................  3
Phoenix-Goodwin Multi-Sector Short Term Bond Fund ........................... 14
Notes to Financial Statements ............................................... 30


   This report is not authorized for distribution to prospective investors in the Phoenix Multi-Series Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Funds' record and other pertinent information.

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

                          INVESTMENTS AT APRIL 30, 2004
                                   (UNAUDITED)


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                           --------   ------     ------------
U.S. GOVERNMENT SECURITIES--0.7%

U.S. TREASURY NOTES--0.7%
U.S. Treasury Inflationary Note 2%,
1/15/14(k) ...............................    AAA     $1,000     $  1,000,693
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,003,415)                                        1,000,693
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--2.3%

Freddie Mac 5%, 3/1/34 ...................    AAA      3,477        3,371,684
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,474,369)                                        3,371,684
-----------------------------------------------------------------------------

MUNICIPAL BONDS--1.7%

FLORIDA--1.5%
University of Miami Exchangeable
Revenue Taxable Series A 7.65%,
4/1/20 ...................................    AAA      2,000        2,163,480

SOUTH DAKOTA--0.2%
Educational Enhancemment Funding
Corp. Revenue Taxable Series A 6.72%,
6/1/25 ...................................    BBB        335          320,380
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,336,284)                                        2,483,860
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.5%

Green Tree Financial Corp. 96-10, M1
7.24%, 11/15/28 ..........................    BBB      1,000          914,219

Green Tree Financial Corp. 97-4, M1
7.22%, 2/15/29 ...........................   BBB-      1,500        1,048,125

Litigation Settlement Monetized Fee
Trust 02-5A, A 144A 6%, 10/25/32(b) ......  Baa(c)     1,081        1,027,969

New Century Home Equity Loan Trust
03-5, M1 5.41%, 11/25/33 .................    AA       1,000          994,116


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                           --------   ------     ------------
Pennant CBO Ltd. 1A, D 13.43%,
3/14/11(l)(m)(n)(p) ......................   Ca(c)    $2,278     $  1,252,690
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,245,893)                                        5,237,119
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--54.2%

AEROSPACE & DEFENSE--0.4%
L-3 Communications Corp. 144A
6.125%, 1/15/14(b) .......................    BB-        550          550,000

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Phillips-Van Heusen Corp. 144A 7.25%,
2/15/11(b) ...............................    BB-        500          505,000

AUTO PARTS & EQUIPMENT--1.2%
American Axle & Manufacturing, Inc.
144A 5.25%, 2/11/14(b)(j) ................    BBB        500          490,422

ArvinMeritor, Inc. 8.75%, 3/1/12 .........    BB+        510          558,450

Mark IV Industries, Inc. 7.50%,
9/1/07 ...................................     B         750          708,750
                                                                 ------------
                                                                    1,757,622
                                                                 ------------
AUTOMOBILE MANUFACTURERS--1.4%
DaimlerChrysler NA Holding Corp.
6.50%, 11/15/13 ..........................    BBB        425          439,150

General Motors Corp. 7.125%,
7/15/13(j) ...............................    BBB      1,525        1,602,373
                                                                 ------------
                                                                    2,041,523
                                                                 ------------
BROADCASTING & CABLE TV--2.5%
Charter Communications Operating
LLC/Charter Communications Capital
Corp. 144A 8%, 4/30/12(b) ................    B-       1,000          990,000

Comcast Cable Communications, Inc.
6.75%, 1/30/11(j) ........................    BBB      1,000        1,097,385

Insight Midwest LP/Insight Capital, Inc.
144A 10.50%, 11/1/10(b) ..................    B+         500          547,500


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                           --------   ------     ------------
Mediacom LLC/Mediacom Capital
Corp. 9.50%, 1/15/13 .....................    B+      $  500     $    500,000

Young Broadcasting, Inc. 144A 8.75%,
1/15/14(b) ...............................   CCC+        500          507,500
                                                                 ------------
                                                                    3,642,385
                                                                 ------------
CASINOS & GAMING--1.6%
American Casino & Entertainment
Properties LLC 144A 7.85%, 2/1/12(b) .....     B         250          257,500

Argosy Gaming Co. 144A 7%,
1/15/14(b) ...............................    B+       1,000        1,028,750

Pinnacle Entertainment, Inc. 8.75%,
10/1/13 ..................................   CCC+        500          507,500

River Rock Entertainment Authority
144A 9.75%, 11/1/11(b) ...................    B+         250          267,500

Seneca Gaming Corp. W.I. 144A 7.25%,
5/1/12(b) ................................    BB-        250          254,350
                                                                 ------------
                                                                    2,315,600
                                                                 ------------
COMMODITY CHEMICALS--1.1%
Equistar Chemicals LP/Equistar
Funding Corp. 10.625%, 5/1/11 ............    B+         500          562,500

Lyondell Chemical Co. 9.50%,
12/15/08 .................................    B+       1,000        1,050,000
                                                                 ------------
                                                                    1,612,500
                                                                 ------------
CONSUMER FINANCE--2.1%
Capital One Bank 6.50%, 6/13/13(j) .......    BB+      1,000        1,044,806

Ford Motor Credit Co. 7.25%,
10/25/11(j) ..............................   BBB-      1,500        1,593,966

General Motors Acceptance Corp.
6.875%, 9/15/11(j) .......................    BBB        500          525,562
                                                                 ------------
                                                                    3,164,334
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Iron Mountain, Inc. 7.75%, 1/15/15 .......     B         500          515,000

DEPARTMENT STORES--0.8%
Penney (J.C.) Co., Inc. 9%, 8/1/12(j) ....    BB+      1,000        1,220,000


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                           --------   ------     ------------
DIVERSIFIED COMMERCIAL SERVICES--1.6%
Great Lakes Dredge & Dock Corp. 144A
7.75%, 12/15/13(b) .......................    B-      $  125     $    123,750

Mobile Mini, Inc. 9.50%, 7/1/13 ..........    BB-      1,500        1,687,500

United Rentals North America, Inc.
7.75%, 11/15/13 ..........................    B+         575          557,750
                                                                 ------------
                                                                    2,369,000
                                                                 ------------
DIVERSIFIED METALS & MINING--0.7%
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 2/1/10 ..........................    B-       1,000        1,105,000

DRUG RETAIL--0.7%
NeighborCare, Inc. 144A 6.875%,
11/15/13(b) ..............................    B+       1,000        1,025,000

ELECTRIC UTILITIES--2.9%
Centerpoint Energy, Inc. Series B
6.85%, 6/1/15(j) .........................   BBB-        500          508,656

Midwest Generation LLC 144A 8.75%,
5/1/34(b) ................................    B-       1,000        1,000,000

MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc. 8.50%,
9/1/10 ...................................    BB         250          272,500

MSW Energy Holdings II LLC/MSW
Energy Finance Co. II, Inc. 144A
7.375%, 9/1/10(b) ........................    BB-        900          936,000

PPL Capital Funding Trust I 144A
4.33%, 3/1/09(b)(j) ......................   BBB-      1,250        1,220,426

TECO Energy, Inc. 7.20%, 5/1/11 ..........    BB+        375          376,875
                                                                 ------------
                                                                    4,314,457
                                                                 ------------

FOOD RETAIL--0.5%
Winn-Dixie Stores, Inc. 8.875%,
4/1/08 ...................................     B         750          686,250

GAS UTILITIES--1.1%
AmeriGas Partners LP/Eagle Finance
Corp. Series B 8.875%, 5/20/11(j) ........    BB-      1,000        1,102,500

Suburban Propane Partners
LP/Suburban Energy Finance Corp.
144A 6.875%, 12/15/13(b) .................     B         500          502,500
                                                                 ------------
                                                                    1,605,000
                                                                 ------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                           --------   ------     ------------
HEALTH CARE DISTRIBUTORS--1.4%
AmerisourceBergen Corp. 8.125%,
9/1/08(j) ................................    BB      $1,000     $  1,110,000

Omnicare, Inc. 6.125%, 6/1/13 ............    BB+      1,000        1,012,500
                                                                 ------------
                                                                    2,122,500
                                                                 ------------
HEALTH CARE FACILITIES--0.5%
Service Corp. International 6%,
12/15/05 .................................    BB-         24           25,200

Service Corp. International 7.20%,
6/1/06 ...................................    BB-        700          747,250
                                                                 ------------
                                                                      772,450
                                                                 ------------
HEALTH CARE SERVICES--0.5%
Laboratory Corp. of America Holdings
5.50%, 2/1/13(j) .........................    BBB        750          764,257

HOMEBUILDING--1.8%
K. Hovnanian Enterprises, Inc. 144A
6.375%, 12/15/14(b) ......................    BB       1,000          945,000

Meritage Corp. 144A 7%, 5/1/14(b) ........    BB-      1,200        1,176,000

WCI Communities, Inc. 9.125%,
5/1/12 ...................................     B         550          602,250
                                                                 ------------
                                                                    2,723,250
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.9%
Royal Caribbean Cruises Ltd. 6.875%,
12/1/13 ..................................    BB+      1,250        1,259,375

INDUSTRIAL MACHINERY--0.2%
Valmont Industries, Inc. W.I. 144A
6.875%, 5/1/14(b) ........................    B+         250          251,875

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
Citizens Communications Co. 9.25%,
5/15/11(j) ...............................    BBB        750          790,343

Primus Telecommunications Group,
Inc. 144A 8%, 1/15/14(b) .................    CCC        500          462,500
                                                                 ------------
                                                                    1,252,843
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.4%
Morgan Stanley 4.75%, 4/1/14 .............     A         600          561,657

LEISURE FACILITIES--0.7%
Six Flags, Inc. 144A 9.625%, 6/1/14(b) ...    B-       1,000        1,052,500


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                           --------   ------     ------------
MANAGED HEALTH CARE--1.2%
Coventry Health Care, Inc. 8.125%,
2/15/12(j) ...............................   BBB-     $1,500     $  1,695,000

METAL & GLASS CONTAINERS--1.2%
Ball Corp. 6.875%, 12/15/12 ..............    BB       1,625        1,722,500

MULTI-UTILITIES & UNREGULATED POWER--3.2%
AES Corp. (The) 144A 8.75%,
5/15/13(b)(j) ............................    B+       1,750        1,911,875

Calpine Corp. 144A 8.75%, 7/15/13(b) .....     B       1,000          880,000
Reliant Energy, Inc. 9.25%, 7/15/10 ......     B         750          806,250

Williams Cos., Inc. (The) 8.625%,
6/1/10 ...................................    B+       1,000        1,105,000
                                                                 ------------
                                                                    4,703,125
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--2.7%
Chesapeake Energy Corp. 8.375%,
11/1/08 ..................................    BB-        500          550,625

Chesapeake Energy Corp. 144A 6.875%,
1/15/16(b) ...............................    BB-      1,000        1,020,000

Denbury Resources, Inc. 7.50%,
4/1/13 ...................................     B         600          631,500

Magnum Hunter Resources, Inc. 9.60%,
3/15/12 ..................................    B+       1,045        1,165,175

Pemex Project Funding Master Trust
9.125%, 10/13/10 .........................   BBB-        500          587,500
                                                                 ------------
                                                                    3,954,800
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.7%
GulfTerra Energy Partners LP 6.25%,
6/1/10 ...................................    BB       1,000        1,040,000

Premcor Refining Group, Inc. (The)
9.25%, 2/1/10 ............................    BB-        750          855,000

Tesoro Petroleum Corp. 8%, 4/15/08 .......    BB         500          541,250
                                                                 ------------
                                                                    2,436,250
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.1%
Glencore Funding LLC 144A 6%,
4/15/14(b) ...............................    BBB      1,000          946,761


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                           --------   ------     ------------
Middletown Trust Series C-RG 11.75%,
7/15/10(m)(n) ............................     A      $5,027     $  5,164,805
                                                                 ------------
                                                                    6,111,566
                                                                 ------------
PACKAGED FOODS & MEATS--1.4%
Del Monte Corp. 8.625%, 12/15/12 .........     B         500          555,000
PCC Escrow Corp. 9.25%, 11/15/13 .........    B+       1,500        1,575,000
                                                                 ------------
                                                                    2,130,000
                                                                 ------------

PAPER PACKAGING--0.4%
Jefferson-Smurfit Corp. 8.25%,
10/1/12 ..................................     B         500          537,500

PHARMACEUTICALS--0.9%
Valeant Pharmaceuticals International
144A 7%, 12/15/11(b) .....................    BB-      1,250        1,275,000

PHOTOGRAPHIC PRODUCTS--0.7%
Eastman Kodak Co. 7.25%, 11/15/13(j) .....   BBB-      1,000        1,042,163

PUBLISHING & PRINTING--0.7%
Dex Media West LLC/Dex Media
Finance Co. 144A 9.875%, 8/15/13(b) ......     B       1,000        1,100,000

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
EOP Operating LP 4.75%, 3/15/14 ..........   BBB+        750          700,837

REITS--2.0%
Health Care REIT, Inc. 6%, 11/15/13(j) ...   BBB-      1,000        1,008,868

HRPT Properties Trust 5.75%,
2/15/14(j) ...............................    BBB        500          495,786

iStar Financial, Inc. 144A 5.70%,
3/1/14(b) ................................    BB+      1,500        1,430,625
                                                                 ------------
                                                                    2,935,279
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.3%
Amkor Technology, Inc. 144A 7.125%,
3/15/11(b) ...............................     B         500          488,750

SPECIALTY STORES--4.7%
Affinity Group, Inc. 144A 9%,
2/15/12(b) ...............................    B-         500          530,000

AutoNation, Inc. 9%, 8/1/08(j) ...........    BB+      1,000        1,145,000
AutoZone, Inc. 5.50%, 11/15/15(j) ........   BBB+        750          730,956

Couche-Tard US LP/Couche-Tard
Finance Corp. 7.50%, 12/15/13 ............     B         335          353,425


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                           --------   ------     ------------
Hollywood Entertainment Corp. 9.625%,
3/15/11 ..................................    B-      $  375     $    438,750

JohnsonDiversey, Inc. Series B 9.625%,
5/15/12 ..................................     B       1,000        1,100,000

Nebraska Book Co., Inc. 144A 8.625%,
3/15/12(b) ...............................   CCC+        500          506,250

Office Depot, Inc. 6.25%, 8/15/13 ........   BBB-      1,000        1,046,801
Toys "R" Us, Inc. 7.875%, 4/15/13 ........    BB       1,000        1,035,000
                                                                 ------------
                                                                    6,886,182
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.8%
Washington Mutual, Inc. 4.625%,
4/1/14 ...................................    BBB      1,250        1,158,660

TRADING COMPANIES & DISTRIBUTORS--0.4%
TD Funding Corp. 8.375%, 7/15/11 .........    B-         500          525,000

WIRELESS TELECOMMUNICATION SERVICES--0.8%
Alamosa Delaware, Inc. 144A 8.50%,
1/31/12(b) ...............................    CCC        500          486,250

Nextel Communications, Inc. 6.875%,
10/31/13 .................................    BB         750          761,250
                                                                 ------------
                                                                    1,247,500
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $79,014,373)                                      79,839,490
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--5.1%

Amortizing Residential Collateral Net
Interest Margin Trust 02-9A, A 7.75%,
12/27/32 .................................   BBB-        185          183,012

Commercial Resecuritization Trust
01-ABC2, A1 7.17%, 2/21/13 ...............    Aaa        820          872,787

Lehman Brothers Floating Rate
Commercial Mortgage Trust 01-LLFA,
L 3.35%, 8/16/13(d) ......................    BB+      2,000        1,959,375

Lehman Brothers Floating Rate
Commercial Mortgage Trust 02-LLFA,
L 2.50%, 6/14/17(d) ......................   BBB-      1,000          980,000

Norwest Asset Securities Corp. 99-12,
B3 6.25%, 5/25/29 ........................    AA-        468          468,584


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                           --------   ------     ------------
Paine Webber Mortgage Acceptance
Corp. 00-1, M 7.75%, 9/25/30 .............    AA      $  420     $    419,859

Sasco Net Interest Margin Trust
03-18XS, A 7.50%, 5/28/33 ................     A         507          506,036

Sasco Net Interest Margin Trust
03-36XS, 7.50%, 11/25/33 .................    A+         552          550,076

Sasco Net Interest Margin Trust
03-BC1, A 9%, 5/27/33 ....................  BBB-(c)      241          240,732

Sharp SP I LLC Net Interest Margin
Trust 04-1N, Note 7.50%, 12/25/33 ........   BBB+        410          410,431

Vanderbilt Mortgage Finance 02-C,
A4 6.57%, 8/7/24 .........................    AAA      1,000          998,661
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,525,824)                                        7,589,553
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--16.1%

BRAZIL--1.7%
Federative Republic of Brazil 10%,
8/7/11 ...................................    B+         250          243,750

Federative Republic of Brazil 8%,
4/15/14 ..................................    B+       2,404        2,213,347
                                                                 ------------
                                                                    2,457,097
                                                                 ------------
COLOMBIA--1.2%
Republic of Colombia 11.75%,
2/25/20 ..................................    BB       1,250        1,456,250

Republic of Colombia 8.125%,
5/21/24 ..................................    BB         400          342,000
                                                                 ------------
                                                                    1,798,250
                                                                 ------------

COSTA RICA--0.6%
Republic of Costa Rica 144A 6.548%,
3/20/14(b) ...............................    BB       1,000          935,000

MEXICO--2.2%
United Mexican States 7.50%,
1/14/12 ..................................   BBB-      2,000        2,185,000

United Mexican States 8.125%,
12/30/19(j) ..............................   BBB-      1,000        1,090,000
                                                                 ------------
                                                                    3,275,000
                                                                 ------------


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                           --------   ------     ------------
NEW ZEALAND--1.3%
Government of New Zealand Series 205
6.50%, 2/15/05 ...........................    AAA      3,000(g)  $  1,888,148

PANAMA--1.4%
Republic of Panama 9.625%, 2/8/11 ........    BB      $  500          570,000
Republic of Panama 9.375%, 1/16/23 .......    BB         750          789,375
Republic of Panama 8.125%, 4/28/34 .......    BB         700          654,500
                                                                 ------------
                                                                    2,013,875
                                                                 ------------
PERU--0.6%
Republic of Peru W.I. 8.375%, 5/3/16 .....    BB-      1,000          950,000

PHILIPPINES--0.3%
Republic of Philippines 8.25%,
1/15/14 ..................................    BB         500          485,000

RUSSIA--1.2%
Russian Federation RegS 5%,
3/31/30(d) ...............................    BB+      2,000        1,836,250

SOUTH AFRICA--2.0%
Republic of South Africa 7.375%,
4/25/12 ..................................    BBB        500          551,250

Republic of South Africa 5.25%,
5/16/13 ..................................    BBB      1,000(f)     1,171,781

Republic of South Africa Series R151
12%, 2/28/05 .............................    NR       1,666(h)       246,021

Republic of South Africa Series R152
12%, 2/28/06 .............................   A(c)      1,667(h)       251,048

Republic of South Africa Series R153
13%, 8/31/10 .............................     A       4,000(h)       659,327
                                                                 ------------
                                                                    2,879,427
                                                                 ------------
TURKEY--0.8%
Republic of Turkey 11.75%, 6/15/10 .......    B+         500          593,125
Republic of Turkey 11%, 1/14/13 ..........    B+         500          582,500
                                                                 ------------
                                                                    1,175,625
                                                                 ------------
UKRAINE--0.9%
Government of Ukraine 144A 6.875%,
3/4/11(b) ................................     B         300          290,250

Government of Ukraine RegS 7.65%,
6/11/13 ..................................     B       1,000          957,555
                                                                 ------------
                                                                    1,247,805
                                                                 ------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                           --------   ------     ------------
VENEZUELA--1.9%
Republic of Venezuela 5.375%,
8/7/10 ...................................    B-      $1,000     $    763,793

Republic of Venezuela 10.75%,
9/19/13 ..................................    B-         350          343,000

Republic of Venezuela 9.25%,
9/15/27 ..................................    B-       2,000        1,670,000
                                                                 ------------
                                                                    2,776,793
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $23,706,554)                                      23,718,270
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(o)--15.9%

BRAZIL--2.0%
Cia Brasileira de Bebidas 144A 8.75%,
9/15/13(b) ...............................   BBB-      1,535        1,630,937

CSN Islands VIII Corp. 144A 9.75%,
12/16/13(b) ..............................    B+         250          226,250

Petrobras International Finance Co.
9.125%, 7/2/13 ...........................   Ba(c)     1,125        1,133,438
                                                                 ------------
                                                                    2,990,625
                                                                 ------------
CANADA--4.1%
Ainsworth Lumber Co. Ltd. 144A
6.75%, 3/15/14(b) ........................    B+         335          333,325

Bombardier, Inc. 144A 6.30%,
5/1/14(b) ................................   BBB-        750          740,948

Cascades, Inc. 7.25%, 2/15/13 ............    BB+        750          785,625

CHC Helicopter Corp. 144A 7.375%,
5/1/14(b) ................................     B         685          696,988

Norske Skog Canada Ltd. 144A
7.375%, 3/1/14(b) ........................    BB         750          772,500

Nova Chemicals Corp. 6.50%,
1/15/12 ..................................    BB+        200          201,000

Paramount Resources Ltd. 7.875%,
11/1/10 ..................................     B         900          895,500

Rogers Cable, Inc. 7.875%, 5/1/12(j) .....   BBB-      1,000        1,087,621


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                           --------   ------     ------------
Rogers Wireless Communications, Inc.
144A 6.375%, 3/1/14(b) ...................    BB+     $  575     $    543,375
                                                                 ------------
                                                                    6,056,882
                                                                 ------------
CAYMAN ISLANDS--0.3%
New ASAT Finance Ltd. 144A 9.25%,
2/1/11(b) ................................     B         350          371,000

GERMANY--1.2%
Citibank Global Markets Deutchland for
Severstal 144A 9.25%, 4/19/14(b) .........    B+       1,000          921,250

European Investment Bank Series MTN
6%, 7/15/05 ..............................    AAA      1,250(e)       908,282
                                                                 ------------
                                                                    1,829,532
                                                                 ------------
HONG KONG--0.5%
Hutchison Whampoa International Ltd.
144A 6.25%, 1/24/14(b)(j) ................    A-         750          737,511

INDONESIA--0.5%
MEI Euro Finance Ltd. 144A 8.75%,
5/22/10(b) ...............................    B+         750          705,000

IRELAND--1.1%
JSG Funding plc 9.625%, 10/1/12 ..........     B       1,500        1,695,000

KAZAKHSTAN--1.7%
Kazkommerts International BV 144A
8.50%, 4/16/13(b) ........................    BB-      1,000          970,000

Kazkommerts International BV RegS
10.125%, 5/8/07 ..........................    BB-        500          535,000

TuranAlem Finance BV 144A 7.875%,
6/2/10(b) ................................    BB-      1,000          957,500
                                                                 ------------
                                                                    2,462,500
                                                                 ------------
LUXEMBOURG--0.6%
Lighthouse International Co. SA 144A
8%, 4/30/14(b) ...........................     B         750(f)       903,560

MEXICO--0.6%
America Movil SA de CV 144A 5.50%,
3/1/14(b) ................................   BBB-      1,000          938,197

NORWAY--0.9%
Norske Skogindustrier ASA 144A
6.125%, 10/15/15(b)(j) ...................   BBB-      1,250        1,254,942


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                           --------   ------     ------------
UNITED STATES--2.4%
Crown European Holdings SA 10.25%,
3/1/11 ...................................    B+      $1,500(f)  $  2,009,410

Petropower I Funding Trust 144A
7.36%, 2/15/14(b) ........................    BBB      1,051        1,013,973

Tyco International Group SA 144A 6%,
11/15/13(b) ..............................   BBB-        500          507,778
                                                                 ------------
                                                                    3,531,161
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $22,985,932)                                      23,475,910
-----------------------------------------------------------------------------


                                                     SHARES          VALUE
                                                    --------     ------------
DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(i) ......           137,550     $      3,301

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(i)(l)(m)(n) .........             3,650            7,300
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $756,366)                                             10,601
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $147,049,010)                                    146,727,180(a)

Other assets and liabilities, net--0.5%                               679,207
                                                                 ------------
NET ASSETS--100.0%                                               $147,406,387
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,150,228 and gross depreciation of $4,784,808 for federal income tax purposes. At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $147,361,760.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities amounted to a value of $41,147,837 or 27.9% of net assets.
(c)  As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Par value represents Australian Dollar.
(f)  Par value represents Euro.
(g)  Par value represents New Zealand Dollar.
(h)  Par value represents South African Rand.
(i)  Non-income producing.
(j) All or a portion segregated as collateral for swaps, when-issued securities, and delayed delivery transactions.
(k) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(l) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2004, these securities amounted to a value of $1,259,990 or 0.9% of net assets.
(m) Illiquid. At April 30, 2004, these securities amounted to a value of $6,424,795, or 4.4% of net assets.
(n) Restricted security. For acquisition information, please see Note 7 Restricted Securities in the Notes to Financial Statements.
(o) Foreign Corporate Bonds are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 2L "Foreign security country determination" in the Notes to Financial Statements.
(p)  Private placement.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $147,049,010)                                 $146,727,180
Cash                                                                   949,611
Receivables
   Interest                                                          2,754,404
   Investment securities sold                                        1,641,079
   Fund shares sold                                                     72,195
Prepaid expenses                                                         1,001
                                                                  ------------
     Total assets                                                  152,145,470
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   3,587,117
   Fund shares repurchased                                             498,087
   Income distribution payable                                         327,802
   Net unrealized depreciation on swap agreements                       73,519
   Investment advisory fee                                              68,267
   Distribution and service fees                                        52,443
   Transfer agent fee                                                   49,299
   Financial agent fee                                                  12,555
   Trustees' fee                                                         5,662
Accrued expenses                                                        64,332
                                                                  ------------
     Total liabilities                                               4,739,083
                                                                  ------------
NET ASSETS                                                        $147,406,387
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $214,106,015
Undistributed net investment income                                    887,773
Accumulated net realized loss                                      (67,188,848)
Net unrealized depreciation                                           (398,553)
                                                                  ------------
NET ASSETS                                                        $147,406,387
                                                                  ============
CLASS A
Shares of beneficial interest, no par value,
   166,666,667 authorization (Net Assets $113,563,866)              10,505,065
Net asset value per share                                               $10.81
Offering price per share $10.81/(1-4.75%)                               $11.35

CLASS B
Shares of beneficial interest, no par value,
   166,666,667  authorization (Net Assets $23,642,421)               2,193,384
Net asset value and offering price per share                            $10.78

CLASS C
Shares of beneficial interest, no par value,
   166,666,667  authorization (Net Assets $10,200,100)                 942,174
Net asset value and offering price per share                            $10.83


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                            $ 5,839,807
                                                                    -----------
     Total investment income                                          5,839,807
                                                                    -----------
EXPENSES
Investment advisory fee                                                 416,345
Service fees, Class A                                                   144,727
Distribution and service fees, Class B                                  128,776
Distribution and service fees, Class C                                   49,305
Financial agent fee                                                      66,421
Transfer agent                                                          120,808
Registration                                                             25,480
Custodian                                                                23,927
Professional                                                             19,703
Trustees                                                                 14,837
Printing                                                                 13,534
Miscellaneous                                                            15,058
                                                                    -----------
     Total expenses                                                   1,038,921
     Custodian fees paid indirectly                                      (1,274)
                                                                    -----------
     Net expenses                                                     1,037,647
                                                                    -----------

NET INVESTMENT INCOME                                                 4,802,160
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                      4,101,745
Net realized gain on swap agreements                                     58,143
Net realized gain on foreign currency transactions                       42,566
Net change in unrealized appreciation (depreciation)
   on investments                                                    (4,543,383)
Net change in unrealized appreciation (depreciation) on
   swap agreements                                                     (412,813)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                    (1,117)
                                                                    -----------
NET LOSS ON INVESTMENTS                                                (754,859)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 4,047,301
                                                                    ===========

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Six Months
                                                                                                Ended
                                                                                               4/30/04                 Year Ended
                                                                                             (Unaudited)                10/31/03
                                                                                             ------------             ------------
FROM OPERATIONS
   Net investment income (loss)                                                              $  4,802,160             $  9,677,608
   Net realized gain (loss)                                                                     4,202,454               10,612,895
   Net change in unrealized appreciation (depreciation)                                        (4,957,313)               3,664,943
                                                                                             ------------             ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  4,047,301               23,955,446
                                                                                             ------------             ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (3,625,612)              (7,191,810)
   Net investment income, Class B                                                                (720,261)              (1,608,478)
   Net investment income, Class C                                                                (274,095)                (460,918)
                                                                                             ------------             ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (4,619,968)              (9,261,206)
                                                                                             ------------             ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (934,620 and 1,803,527 shares, respectively)                  10,408,844               18,845,854
   Net asset value of shares issued from reinvestment of distributions
     (203,538 and 426,105 shares, respectively)                                                 2,253,426                4,462,063
   Cost of shares repurchased (1,079,634 and 2,759,905 shares, respectively)                  (11,986,493)             (28,845,046)
                                                                                             ------------             ------------
Total                                                                                             675,777               (5,537,129)
                                                                                             ------------             ------------
CLASS B
   Proceeds from sales of shares (106,588 and 314,826 shares, respectively)                     1,179,760                3,279,702
   Net asset value of shares issued from reinvestment of distributions
     (38,133 and 88,318 shares, respectively)                                                     421,067                  922,213
   Cost of shares repurchased (423,228 and 888,939 shares, respectively)                       (4,671,465)              (9,262,974)
                                                                                             ------------             ------------
Total                                                                                          (3,070,638)              (5,061,059)
                                                                                             ------------             ------------
CLASS C
   Proceeds from sales of shares (257,914 and 441,528 shares, respectively)                     2,871,476                4,583,352
   Net asset value of shares issued from reinvestment of distributions
     (15,221 and 27,187 shares, respectively)                                                     168,764                  286,052
   Cost of shares repurchased (150,068 and 251,665 shares, respectively)                       (1,668,408)              (2,649,810)
                                                                                             ------------             ------------
Total                                                                                           1,371,832                2,219,594
                                                                                             ------------             ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (1,023,029)              (8,378,594)
                                                                                             ------------             ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (1,595,696)               6,315,646

NET ASSETS
   Beginning of period                                                                        149,002,083              142,686,437
                                                                                             ------------             ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $887,773 AND $705,581, RESPECTIVELY]                                                    $147,406,387             $149,002,083
                                                                                             ============             ============

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                                      FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                                ------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31
                                                  4/30/04          -----------------------------------------------------------
                                                (UNAUDITED)(8)     2003(8)      2002(4)      2001         2000        1999
Net asset value, beginning of period               $10.85          $ 9.82      $10.03       $10.44       $10.85      $11.20
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.36(7)         0.71        0.75         0.85         0.95        0.96
   Net realized and unrealized gain (loss)          (0.05)           0.99       (0.21)       (0.37)       (0.46)      (0.30)
                                                   ------          ------      ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                0.31            1.70        0.54         0.48         0.49        0.66
                                                   ------          ------      ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.35)          (0.67)      (0.74)       (0.86)       (0.90)      (1.01)
   Tax return of capital                               --              --       (0.01)       (0.03)          --          --
                                                   ------          ------      ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                            (0.35)          (0.67)      (0.75)       (0.89)       (0.90)      (1.01)
                                                   ------          ------      ------       ------       ------      ------
Change in net asset value                           (0.04)           1.03       (0.21)       (0.41)       (0.41)      (0.35)
                                                   ------          ------      ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                     $10.81          $10.85      $ 9.82       $10.03       $10.44      $10.85
                                                   ======          ======      ======       ======       ======      ======
Total return(1)                                      2.79%          17.73%       5.52%        4.70%        4.49%       5.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $113,564        $113,345    $107,782     $115,278     $109,356    $125,931

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.19%(2)(5)     1.24%(2)    1.26%(3)     1.27%(2)     1.22%(2)    1.14%(3)
   Net investment income                             6.50%(5)        6.68%       7.42%        8.90%        8.99%       8.59%
Portfolio turnover                                     87%(6)         204%        156%         210%         168%        133%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the years ended October 31, 2002 and 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.25% and 1.13%, respectively.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for
    Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and increase the ratio of net investment income to average net assets from 7.33% to 7.42%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Annualized.
(6) Not annualized.
(7) Computed using average shares outstanding.
(8) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain
    (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income per share by $0.03 for the periods ending April 30, 2004, and $0.02 for October 31, 2003. The net
    investment income ratio for the periods ending April 30, 2004 and October 31, 2003 decreased by 0.54% and 0.18%, respectively.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                                                      FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS B
                                                ------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31
                                                  4/30/04          -----------------------------------------------------------
                                                (UNAUDITED)(8)     2003(8)      2002(4)      2001         2000        1999
Net asset value, beginning of period               $10.82          $ 9.80      $10.01       $10.42       $10.84      $11.18
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.32(7)         0.63        0.67         0.78         0.87        0.87
   Net realized and unrealized gain (loss)          (0.05)           0.98       (0.21)       (0.37)       (0.47)      (0.29)
                                                   ------          ------      ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                0.27            1.61        0.46         0.41         0.40        0.58
                                                   ------          ------      ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.31)          (0.59)      (0.66)       (0.79)       (0.82)      (0.92)
   Tax return of capital                               --              --       (0.01)       (0.03)          --          --
                                                   ------          ------      ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                            (0.31)          (0.59)      (0.67)       (0.82)       (0.82)      (0.92)
                                                   ------          ------      ------       ------       ------      ------
Change in net asset value                           (0.04)           1.02       (0.21)       (0.41)       (0.42)      (0.34)
                                                   ------          ------      ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                     $10.78          $10.82      $ 9.80       $10.01       $10.42      $10.84
                                                   ======          ======      ======       ======       ======      ======
Total return(1)                                      2.45%(6)       16.84%       4.74%        3.94%        3.66%       5.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $23,642         $26,754     $28,982      $38,037      $63,529     $92,725

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.94%(2)(5)     1.99%(2)    2.01%(3)     2.01%(2)     1.95%(2)    1.89%(3)
   Net investment income                             5.75%(5)        5.94%       6.69%        8.21%        8.24%       7.83%
Portfolio turnover                                     87%(6)         204%        156%         210%         168%        133%

                                                                                   CLASS C
                                                ------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31
                                                  4/30/04          -----------------------------------------------------------
                                                (UNAUDITED)(8)     2003(8)      2002(4)      2001         2000        1999
Net asset value, beginning of period               $10.87          $ 9.84      $10.04       $10.45       $10.87      $11.21
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.32(7)         0.64        0.68         0.77         0.86        0.88
   Net realized and unrealized gain (loss)          (0.05)           0.98       (0.21)       (0.36)       (0.46)      (0.30)
                                                   ------          ------      ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                0.27            1.62        0.47         0.41         0.40        0.58
                                                   ------          ------      ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.31)          (0.59)      (0.66)       (0.79)       (0.82)      (0.92)
   Tax return of capital                               --              --       (0.01)       (0.03)          --          --
                                                   ------          ------      ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                            (0.31)          (0.59)      (0.67)       (0.82)       (0.82)      (0.92)
                                                   ------          ------      ------       ------       ------      ------
Change in net asset value                           (0.04)           1.03       (0.20)       (0.41)       (0.42)      (0.34)
                                                   ------          ------      ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                     $10.83          $10.87      $ 9.84       $10.04       $10.45      $10.87
                                                   ======          ======      ======       ======       ======      ======
Total return(1)                                      2.43%          16.99%       4.71%        3.92%        3.65%       5.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $10,200          $8,902      $5,922       $6,147       $6,195      $7,145

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.94%(2)(5)     2.00%(3)    2.01%(3)     2.02%(2)     1.97%(2)    1.89%(3)
   Net investment income                             5.77%(5)        5.93%       6.66%        8.18%        8.23%       7.83%
Portfolio turnover                                     87%(6)         204%        156%         210%         168%        133%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the years ended October 31, 2003, 2002 and 1999, the ratios of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would be 1.99%, 2.00% and 1.88%, respectively.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01 for class B and class C, decrease net realized and unrealized gains and losses per share by $0.01 for class B and class C, and increase the ratio of net investment income to average net assets from 6.61% to 6.69% for class B and from 6.57% to 6.66% for class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Annualized.
(6) Not annualized.
(7) Computed using average shares outstanding.
(8) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income per share by $0.03 for the periods ending April 30, 2004, and $0.02 for October 31, 2003. The net investment income ratio for the periods ending April 30, 2004 and October 31, 2003 decreased by 0.54% and 0.16%, respectively. For Class C shares the effect was to reduce net investment income per share by $0.03 for the periods ending April 30, 2004, and $0.02 for October 31, 2003. The net investment income ratio for the periods ending April 30, 2004 and October 31, 2003 decreased by 0.53% and 0.18%, respectively.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                          INVESTMENTS AT APRIL 30, 2004
                                   (UNAUDITED)

                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
U.S. GOVERNMENT SECURITIES--1.9%

U.S. TREASURY NOTES--1.9%
U.S. Treasury Inflationary Note 3.375%,
1/15/07(j) ...............................    Aaa     $10,000    $ 12,670,125
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $12,691,522)                                      12,670,125
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--5.2%

Fannie Mae 5%, 8/25/12 ...................    Aaa       3,000       3,075,140
Fannie Mae 5.50%, 1/1/17 .................    Aaa       2,278       2,340,345
Fannie Mae 6%, 5/1/17 ....................    Aaa         729         761,067
Fannie Mae 5.50%, 8/1/17 .................    Aaa         732         752,047
Fannie Mae 4.50%, 4/1/18 .................    Aaa       3,246       3,199,641
Fannie Mae 5%, 4/1/18 ....................    Aaa       3,775       3,801,656
Fannie Mae 4.50%, 4/1/19 .................    Aaa       5,000       4,928,125
Fannie Mae 6%, 12/1/32 ...................    Aaa         939         960,639
Fannie Mae 5.50%, 2/1/33 .................    Aaa       2,381       2,377,637
Fannie Mae 5%, 4/1/34 ....................    Aaa       4,994       4,842,494
Fannie Mae TBA 5.50%, 5/25/34 ............    Aaa       5,000       4,992,969
GNMA 6.50%, '31-'32 ......................    Aaa       2,752       2,876,457
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $35,252,795)                                      34,908,217
-----------------------------------------------------------------------------

MUNICIPAL BONDS--2.3%

CALIFORNIA--1.0%
Fresno County Pension Obligation
Taxable 6.06%, 8/15/09 ...................    Aaa       1,915       2,114,294

San Bernardino County Financing
Authority Pension Obligation Revenue
Taxable 6.87%, 8/1/08 ....................    Aaa         250         281,435

Sonoma County Pension Obligation
Revenue Taxable Series A 2.43%,
12/1/06 ..................................    Aaa       2,615       2,608,515

Ventura County Pension Obligation
Taxable 6.58%, 11/1/06 ...................    Aaa       1,750       1,921,692
                                                                 ------------
                                                                    6,925,936
                                                                 ------------


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
DISTRICT OF COLUMBIA--0.0%
American National Red Cross Revenue
Taxable Series A 6.88%, 11/15/04 .........    Aaa     $   350    $    360,161

FLORIDA--0.2%
Collier County Water-Sewer District
Revenue Taxable Series A 2.625%,
7/1/07 ...................................    Aaa       1,325       1,314,453

MAINE--0.1%
Lewiston Pension Obligation Taxable
5%, 12/15/06 .............................    Aaa         500         531,915

NEW JERSEY--0.2%
New Jersey Sports & Exposition
Authority Revenue Taxable Series D
6.50%, 3/1/08 ............................    Aaa       1,000       1,098,880

NEW YORK--0.3%
New York State Dormitory Authority
Revenue Taxable Series B 3.35%,
12/15/09 .................................   AA(c)      2,500       2,391,050

PENNSYLVANIA--0.2%
Philadelphia Authority for Industrial
Development Pension Funding
Retirement Systems Revenue Taxable
Series A 5.69%, 4/15/07 ..................    Aaa       1,000       1,072,330

SOUTH DAKOTA--0.0%
Educational Enhancemment Funding
Corp. Revenue Taxable Series A 6.72%,
6/1/25 ...................................    Baa         170         162,168

TEXAS--0.1%
Texas Veterans General Obligation
Taxable Series A 7.625%, 12/1/06 .........    Aa          695         781,145

WASHINGTON--0.2%
Washington State Housing Trust Fund
General Obligation Taxable Series T 5%,
7/1/08 ...................................    Aa        1,000       1,051,570
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $15,704,123)                                      15,689,608
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
ASSET-BACKED SECURITIES--8.8%

ABSC Net Interest Margin Trust 03-HE6,
A2 7%, 11/27/33 ..........................   BB(c)    $ 1,525    $  1,372,500

AmeriCredit Automobile Receivables
Trust 02-1, E 8.40%, 8/6/09 ..............    Ba           65          63,981

AmeriCredit Automobile Receivables
Trust 04-BM, A4 2.67%, 3/7/11 ............    Aaa       4,700       4,687,516

Carss Finance Limited Partnership 04-A,
B3 4.45%, 1/15/11(d) .....................  BB+(c)      3,500       3,500,000

CNH Equipment Trust 03-A, A4B
2.57%, 9/15/09(d) ........................    Aaa       3,000       2,957,272

Condor Auto Receivables Trust 03-A, B
144A 7%, 12/15/09(b) .....................     A        3,000       3,045,000

Conseco Finance Securitizations Corp.
00-6, A4 6.77%, 9/1/32 ...................     A        1,626       1,681,106

Drivetime Auto Owner Trust 04-A, A3
144A 2.419%, 8/15/08(b) ..................    Aaa       2,000       2,000,000

Green Tree Financial Corp 96-10, M1
7.24%, 11/15/28 ..........................  BBB(c)      1,000         914,219

Green Tree Financial Corp. 97-4, M1
7.22%, 2/15/29 ...........................     B        4,500       3,144,375

Ikon Receivables LLC 03-1, A4 3.27%,
7/15/11 ..................................    Aaa       3,250       3,274,095

Litigation Settlement Monetized Fee
Trust 02-5A, A 144A 6%, 10/25/32(b) ......    Baa         756         719,188

Long Beach Auto Receivables Trust
04-A, A2 2.841%, 7/15/10(d) ..............    Aaa       3,000       2,952,656

M&I Auto Loan Trust 03-1, B 3.45%,
2/21/11 ..................................   A-(c)      2,500       2,484,969

New Century Home Equity Loan Trust
03-5, M1 5.41%, 11/25/33 .................    Aa        2,500       2,485,290

Nextcard Credit Card Master Note Trust
00-1A, B 144A 1.90%, 12/15/06(b)(d) ......     B        1,269       1,231,083

Onyx Acceptance GrantorTrust 04-A,
A4 2.94%, 12/15/10 .......................    Aaa       2,438       2,390,758


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
Option One Mortgage Securities Corp.
Net Interest Margin Trust 03-5 144A
6.90%, 7/26/33(b)(d) .....................  BBB+(c)   $ 1,897    $  1,897,831

Residential Asset Mortgage Products,
Inc. 03-RS5, AI3 2.59%, 10/25/28 .........   Aaa        4,000       3,937,602

Residential Asset Mortgage Products,
Inc. 03-RS6, AI2 2.39%, 11/25/24 .........   Aaa        1,000         998,507

Residential Asset Mortgage Products,
Inc. 03-RS6, AI3 3.08%, 12/25/28 .........   Aaa          750         743,247

Residential Asset Mortgage Products,
Inc. 03-RS7, AI3 3.68%, 9/25/27 ..........   Aaa        4,000       3,998,763

Residential Asset Mortgage Products,
Inc. 03-RZ1, AI3 3.49%, 8/25/29 ..........  AAA(c)      2,000       2,020,849

Saxon Asset Securities Trust 03-1,
AF3 2.93%, 6/25/33 .......................   Aaa        2,500       2,499,219

Seneca Funding I Ltd. 1A, A 144A
3.93%, 5/31/29(b)(d) .....................  AA-(c)      4,000       3,881,250
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $59,120,108)                                      58,881,276
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--41.9%

AEROSPACE & DEFENSE--0.1%
Raytheon Co. 4.85%, 1/15/11 ..............    Baa       1,000         995,609

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc.
8.25%, 7/15/07 ...........................    Ba          500         557,500

AIRLINES--0.6%
JetBlue Airways Corp. 5.36%,
3/15/08(d) ...............................    Ba        4,000       4,089,520

ALUMINUM--0.2%
Alcoa, Inc. 4.25%, 8/15/07 ...............     A        1,000       1,027,374

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
Janus Capital Group, Inc. 144A 6.119%,
4/15/14(b) ...............................    NR          847         845,170

AUTO PARTS & EQUIPMENT--0.6%
Dana Corp. 6.50%, 3/1/09 .................    Ba        1,000       1,055,000
Lear Corp. 7.96%, 5/15/05 ................    Baa       1,000       1,052,500


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
Meritor Automotive, Inc. 6.80%,
2/15/09 ..................................    Ba      $ 2,000    $  2,050,000
                                                                 ------------
                                                                    4,157,500
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.4%
DaimlerChrysler NA Holding Corp.
6.40%, 5/15/06 ...........................     A          500         531,979

DaimlerChrysler NA Holding Corp.
4.75%, 1/15/08 ...........................     A        1,000       1,014,474

DaimlerChrysler NA Holding Corp.
4.05%, 6/4/08 ............................     A        1,000         982,268
                                                                 ------------
                                                                    2,528,721
                                                                 ------------
BROADCASTING & CABLE TV--2.4%
Charter Communications Operating
LLC/Charter Communications Capital
Corp. 144A 8%, 4/30/12(b) ................     B        1,750       1,732,500

Clear Channel Communications, Inc.
4.25%, 5/15/09 ...........................    Baa       1,000         991,776

Comcast Cable Communications, Inc.
8.375%, 5/1/07 ...........................    Baa       1,000       1,133,645

Comcast Cable Communications, Inc.
6.20%, 11/15/08 ..........................    Baa       2,000       2,148,512

COX Communications, Inc. 3.875%,
10/1/08 ..................................    Baa       1,000         981,503

COX Communications, Inc. 6.75%,
3/15/11 ..................................    Baa       2,000       2,185,176

CSC Holdings, Inc. 7.25%, 7/15/08 ........     B        1,250       1,309,375

DirecTV Holdings LLC 8.375%,
3/15/13 ..................................     B        1,000       1,122,500

Echostar DBS Corp. 144A 4.36%,
10/1/08(b)(d) ............................    Ba        1,500       1,567,500

Insight Midwest LP/Insight Capital,
Inc. 144A 10.50%, 11/1/10(b) .............     B          750         821,250

Mediacom LLC/Mediacom Capital
Corp. 9.50%, 1/15/13 .....................     B        2,000       2,000,000
                                                                 ------------
                                                                   15,993,737
                                                                 ------------


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
BUILDING PRODUCTS--0.4%
Masco Corp. 4.625%, 8/15/07 ..............    Baa     $ 1,125    $  1,162,446

Nortek Holdings, Inc. 144A 4.17%,
12/31/10(b)(d) ...........................     B        1,750       1,793,750
                                                                 ------------
                                                                    2,956,196
                                                                 ------------
CASINOS & GAMING--1.3%
Argosy Gaming Co. 9%, 9/1/11 .............     B        1,500       1,698,750

GTECH Holdings Corp. 4.75%,
10/15/10 .................................    Baa       1,500       1,497,859

Harrah's Operating Co., Inc. 7.875%,
12/15/05 .................................    Ba        1,000       1,073,750

Harrah's Operating Co., Inc. 7.125%,
6/1/07 ...................................    Baa         500         546,425

MGM Mirage, Inc. 8.50%, 9/15/10 ..........    Ba          280         317,100
Mirage Resorts, Inc. 6.75%, 8/1/07 .......    Ba        1,500       1,590,000

Mohegan Tribal Gaming Authority
8.125%, 1/1/06 ...........................    Ba          490         524,300

Mohegan Tribal Gaming Authority
6.375%, 7/15/09 ..........................    Ba        1,500       1,537,500
                                                                 ------------
                                                                    8,785,684
                                                                 ------------
COMMODITY CHEMICALS--0.4%
Equistar Chemicals LP/Equistar
Funding Corp. 10.625%, 5/1/11 ............     B        1,200       1,350,000

Millennium America, Inc. 7%,
11/15/06 .................................     B        1,500       1,556,250
                                                                 ------------
                                                                    2,906,250
                                                                 ------------

COMMUNICATIONS EQUIPMENT--0.3%
Motorola, Inc. 7.625%, 11/15/10 ..........    Baa       2,000       2,261,744

COMPUTER HARDWARE--0.3%
Hewlett-Packard Co. 3.625%, 3/15/08 ......     A        2,000       1,993,598

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
AGCO Corp. 9.50%, 5/1/08 .................    Ba        1,000       1,100,000

CONSUMER FINANCE--3.0%
Capital One Bank 4.25%, 12/1/08 ..........    Baa       1,250       1,238,697


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
Capital One Financial Corp. 8.75%,
2/1/07(i) ................................    Baa     $ 2,000    $  2,240,116

Ford Motor Credit Co. 7.25%,
10/25/11(i) ..............................     A        3,500       3,713,888

General Electric Capital Corp. 6.125%,
2/22/11 ..................................    Aaa       3,000       3,240,222

General Motors Acceptance Corp.
6.875%, 9/15/11 ..........................     A        2,000       2,099,222

Household Finance Corp. 4.125%,
12/15/08 .................................     A        2,000       1,999,144

John Deere Capital Corp. 3.90%,
1/15/08 ..................................     A        2,500       2,511,388

MBNA Corp. 4.625%, 9/15/08 ...............    Baa       2,300       2,321,126

Southern Capital Corp. 144A 5.70%,
6/30/22(b) ...............................    Aaa         414         436,537
                                                                 ------------
                                                                   19,800,340
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
First Data Corp. 5.625%, 11/1/11 .........     A        1,750       1,847,708

DIVERSIFIED BANKS--0.7%
Bank of America Corp. 7.40%,
1/15/11(i) ...............................    Aa        3,000       3,449,682

Wells Fargo & Co. 3.125%, 4/1/09 .........    Aa        1,500       1,433,032
                                                                 ------------
                                                                    4,882,714
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--0.5%
Harvard University 8.125%, 4/15/07 .......    Aaa       1,000       1,144,890

International Lease Finance Corp.
4.375%, 11/1/09 ..........................     A        1,500       1,504,180

United Rentals North America, Inc.
7.75%, 11/15/13 ..........................     B        1,000         970,000
                                                                 ------------
                                                                    3,619,070
                                                                 ------------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 2/1/10 ..........................     B        1,500       1,657,500

ELECTRIC UTILITIES--3.5%
Commonwealth Edison Co. 4.74%,
8/15/10 ..................................     A        1,000       1,010,100


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
Consumers Energy Co. 4.80%,
2/17/09 ..................................    Baa     $ 2,000    $  2,012,000

Entergy Gulf States, Inc. 3.60%,
6/1/08 ...................................    Baa       3,500       3,388,543

MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc. 8.50%,
9/1/10 ...................................    Ba        1,500       1,635,000

MSW Energy Holdings II LLC/MSW
Energy Finance Co. II, Inc. 144A
7.375%, 9/1/10(b) ........................    Ba        1,500       1,560,000

Pacific Gas & Electric Co. 1.81%,
4/3/06(d) ................................    Baa       1,900       1,900,733

Pacific Gas & Electric Co. 3.60%,
3/1/09 ...................................    Baa       2,000       1,940,032

PPL Capital Funding Trust I 144A
4.33%, 3/1/09(b) .........................    Baa       4,250       4,144,995

Public Service Co. of Colorado 4.375%,
10/1/08 ..................................     A        1,800       1,822,255

Public Service Co. of New Mexico
4.40%, 9/15/08 ...........................    Baa         700         703,277

TECO Energy, Inc. 7.20%, 5/1/11 ..........    Ba          500         502,500
TXU Corp. 6.375%, 6/15/06 ................    Ba        2,800       2,976,400
                                                                 ------------
                                                                   23,595,835
                                                                 ------------
ENVIRONMENTAL SERVICES--0.9%
Allied Waste North America, Inc. 144A
5.75%, 2/15/11(b) ........................    Ba        3,000       2,895,000

Allied Waste North America, Inc. 144A
6.50%, 11/15/10(b) .......................    Ba        1,200       1,206,000

Waste Management, Inc. 7.125%,
10/1/07 ..................................    Baa       1,500       1,662,831
                                                                 ------------
                                                                    5,763,831
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
IMC Global, Inc. 10.875%, 8/1/13 .........     B        1,000       1,232,500

FOOD RETAIL--0.6%
Albertson's, Inc. 6.95%, 8/1/09 ..........    Baa       1,000       1,104,858
Safeway, Inc. 4.125%, 11/1/08 ............    Baa       2,000       1,977,390


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
Safeway, Inc. 6.50%, 11/15/08 ............    Baa     $ 1,000    $  1,082,944
                                                                 ------------
                                                                    4,165,192
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp. 8.125%,
9/1/08 ...................................    Ba          750         832,500

Bergen Brunswig Corp. 7.25%, 6/1/05 ......   BB(c)      1,500       1,582,500
                                                                 ------------
                                                                    2,415,000
                                                                 ------------
HEALTH CARE FACILITIES--1.8%
HCA, Inc. 5.25%, 11/6/08 .................    Ba        1,000       1,001,387

IASIS Healthcare Corp. 13%,
10/15/09 .................................     B        1,900       2,113,750

Manor Care, Inc. 8%, 3/1/08 ..............    Ba        2,500       2,803,125
Select Medical Corp. 7.50%, 8/1/13 .......     B        1,000       1,062,500

Service Corp. International 6%,
12/15/05 .................................     B           24          25,200

Service Corp. International 7.20%,
6/1/06 ...................................     B        2,900       3,095,750

Triad Hospitals, Inc. 8.75%, 5/1/09 ......     B        2,000       2,227,500
                                                                 ------------
                                                                   12,329,212
                                                                 ------------
HEALTH CARE SERVICES--0.5%
Genesis HealthCare Corp. 144A 8%,
10/15/13(b) ..............................     B        1,500       1,590,000

Medco Health Solutions, Inc. 7.25%,
8/15/13 ..................................    Ba        1,000       1,078,962

Quest Diagnostics, Inc. 6.75%,
7/12/06 ..................................    Baa         500         540,362
                                                                 ------------
                                                                    3,209,324
                                                                 ------------
HOMEBUILDING--1.0%
Horton (D.R.), Inc. 8.375%, 6/15/04 ......    Ba        1,500       1,513,125
Horton (D.R.), Inc. 5%, 1/15/09 ..........    Ba          500         495,000
Horton (D.R.), Inc. 9.375%, 3/15/11 ......    Ba        1,500       1,680,000

K. Hovnanian Enterprises, Inc. 144A
6.375%, 12/15/14(b) ......................    Ba        1,000         945,000

Ryland Group, Inc. (The) 8%, 8/15/06 .....    Ba        1,870       2,042,975
                                                                 ------------
                                                                    6,676,100
                                                                 ------------


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
HOTELS, RESORTS & CRUISE LINES--0.7%
Carnival Corp. 144A 3.75%, 11/15/07(b) ...     A      $ 1,500    $  1,495,422
Hilton Hotels Corp. 7.625%, 5/15/08 ......    Ba        3,000       3,292,500
                                                                 ------------
                                                                    4,787,922
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.3%
Newell Rubbermaid, Inc. 4%, 5/1/10 .......    Baa       2,000       1,907,492

INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Group SA 6.375%,
2/15/06 ..................................    Ba        1,750       1,843,704

INTEGRATED OIL & GAS--0.3%
Conoco Funding Co. 5.45%, 10/15/06 .......     A        1,000       1,063,653
Texaco Capital, Inc. 5.50%, 1/15/09 ......    Aa        1,035       1,102,282
                                                                 ------------
                                                                    2,165,935
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--2.6%
AT&T Corp. 6%, 3/15/09 ...................    Baa       2,800       2,803,948

AT&T Wireless Services, Inc. 7.875%,
3/1/11(i) ................................    Baa       3,650       4,204,136

Citizens Communications Co. 9.25%,
5/15/11 ..................................    Baa       1,000       1,052,433

Sprint Capital Corp. 6%, 1/15/07 .........    Baa       1,000       1,062,975
Sprint Capital Corp. 6.375%, 5/1/09 ......    Baa       4,000       4,295,968

Verizon Communications Corp. 7.51%,
4/1/09(i) ................................     A        3,500       3,974,726
                                                                 ------------
                                                                   17,394,186
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--1.5%
Bear Stearns Cos., Inc. (The) 3.25%,
3/25/09 ..................................     A        2,000       1,908,802

Goldman Sachs Group, Inc. Series
MTNB 4.125%, 1/15/08 .....................    Aa        2,500       2,533,945

Lehman Brothers Holdings, Inc. 4%,
1/22/08 ..................................     A        1,500       1,514,187

Lehman Brothers Holdings, Inc. 3.60%,
3/13/09 ..................................     A        2,750       2,678,847

Lehman Brothers Holdings, Inc.
4.375%, 11/30/10 .........................     A        1,500       1,472,082
                                                                 ------------
                                                                   10,107,863
                                                                 ------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
IT CONSULTING & OTHER SERVICES--0.5%
Unisys Corp. 6.875%, 3/15/10 .............    Ba      $ 3,000    $  3,202,500

LEISURE FACILITIES--0.3%
Six Flags, Inc. 9.50%, 2/1/09 ............     B        1,750       1,855,000

LIFE & HEALTH INSURANCE--0.3%
MassMutual Global Funding II 144A
3.50%, 3/15/10(b) ........................    Aa        1,750       1,669,259

MANAGED HEALTH CARE--0.5%
Cigna Corp. 7.40%, 5/15/07 ...............    Baa       2,000       2,211,864

Coventry Health Care, Inc. 8.125%,
2/15/12 ..................................    Ba        1,000       1,130,000
                                                                 ------------
                                                                    3,341,864
                                                                 ------------
METAL & GLASS CONTAINERS--0.2%
Ball Corp. 6.875%, 12/15/12 ..............    Ba        1,100       1,166,000

MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc. 6.125%, 4/15/06 ........    Baa       1,000       1,060,526
Time Warner, Inc. 6.15%, 5/1/07 ..........    Baa       2,000       2,139,716
                                                                 ------------
                                                                    3,200,242
                                                                 ------------
MULTI-LINE INSURANCE--0.3%
ASIF Global Financing XXIII 144A
3.90%, 10/22/08(b) .......................    Aaa       2,000       2,000,230

MULTI-UTILITIES & UNREGULATED POWER--0.5%
Reliant Energy, Inc. 9.25%, 7/15/10 ......     B        1,500       1,612,500

Williams Cos., Inc. (The) 8.625%,
6/1/10 ...................................     B        1,500       1,657,500
                                                                 ------------
                                                                    3,270,000
                                                                 ------------
OFFICE SERVICES & SUPPLIES--0.1%
Williams Scotsman, Inc. 10%,
8/15/08 ..................................     B          750         813,750

OIL & GAS EQUIPMENT & SERVICES--0.4%
Halliburton Co. 144A 5.50%,
10/15/10(b) ..............................    Baa       2,500       2,554,880

OIL & GAS EXPLORATION & PRODUCTION--1.5%
Chesapeake Energy Corp. 8.375%,
11/1/08 ..................................    Ba        2,500       2,753,125

Denbury Resources, Inc. 7.50%,
4/1/13 ...................................     B        1,000       1,052,500

Forest Oil Corp. 8%, 12/15/11 ............    Ba        3,750       4,162,500


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
Magnum Hunter Resources, Inc.
9.60%, 3/15/12 ...........................     B      $   450    $    501,750

Pemex Project Funding Master Trust
6.125%, 8/15/08 ..........................    Baa       1,000       1,040,000

Pemex Project Funding Master Trust
6.625%, 4/4/10 ...........................    Baa         500(g)      635,339
                                                                 ------------
                                                                   10,145,214
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.6%
GulfTerra Energy Partners LP 8.50%,
6/1/10 ...................................     B        1,259       1,410,080

Premcor Refining Group, Inc. (The)
9.25%, 2/1/10 ............................    Ba        2,000       2,280,000

Premcor Refining Group, Inc. (The)
6.125%, 5/1/11 ...........................    Ba        1,300       1,300,000

Tesoro Petroleum Corp. 8%, 4/15/08 .......    Ba          750         811,875
Valero Energy Corp. 6.125%, 4/15/07 ......    Baa       1,700       1,826,621
Valero Energy Corp. 3.50%, 4/1/09 ........    Baa       3,000       2,872,551
                                                                 ------------
                                                                   10,501,127
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
New York Life Global Funding 144A
3.875%, 1/15/09(b) .......................    Aa        2,000       1,981,118

Principal Life Global Funding I 144A
4.40%, 10/1/10(b) ........................    Aa        1,500       1,481,945
                                                                 ------------
                                                                    3,463,063
                                                                 ------------
PACKAGED FOODS & MEATS--0.6%
Campbell Soup Co. 5.50%, 3/15/07 .........     A          500         531,307
ConAgra Foods, Inc. 6.75%, 9/15/11 .......    Baa       3,000       3,313,635
                                                                 ------------
                                                                    3,844,942
                                                                 ------------
PAPER PACKAGING--0.5%
Jefferson-Smurfit Corp. 8.25%,
10/1/12 ..................................     B          350         376,250

Packaging Corp. of America 4.375%,
8/1/08 ...................................    Ba        3,000       2,980,923
                                                                 ------------
                                                                    3,357,173
                                                                 ------------
PAPER PRODUCTS--1.7%
Abitibi-Consolidated Finance LP
7.875%, 8/1/09 ...........................    Ba        2,300       2,429,941


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
Bowater, Inc. 4.11%, 3/15/10(d) ..........    Ba      $ 4,850    $  4,959,125

International Paper Co. 3.80%,
4/1/08 ...................................    Baa       2,000       1,979,090

International Paper Co. 4.25%,
1/15/09 ..................................    Baa       2,000       1,984,720
                                                                 ------------
                                                                   11,352,876
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co. Series MTNA
3.625%, 5/15/08 ..........................    Baa       1,000         950,034

PROPERTY & CASUALTY INSURANCE--0.6%
Berkley (WR) Corp. 5.125%,
9/30/10 ..................................    Baa       1,000       1,007,848

Berkshire Hathaway Finance Corp.
144A 4.20%, 12/15/10(b) ..................    Aaa       3,000       2,940,477
                                                                 ------------
                                                                    3,948,325
                                                                 ------------
PUBLISHING & PRINTING--0.4%
Dex Media West LLC/Dex Media
Finance Co. 144A 8.50%, 8/15/10(b) .......     B        2,400       2,643,240

REGIONAL BANKS--0.2%
PNC Funding Corp. 5.75%, 8/1/06 ..........     A          400         424,544

Popular North America, Inc. 3.875%,
10/1/08 ..................................     A        1,000         988,290
                                                                 ------------
                                                                    1,412,834
                                                                 ------------
REITS--0.4%
Vornado Realty LP Trust 4.75%,
12/1/10 ..................................    Baa       3,000       2,947,233

RESTAURANTS--1.0%
Yum! Brands, Inc. 7.65%, 5/15/08 .........    Baa       2,000       2,256,366
Yum! Brands, Inc. 7.70%, 7/1/12 ..........    Baa       4,000       4,625,744
                                                                 ------------
                                                                    6,882,110
                                                                 ------------
SOFT DRINKS--0.2%
Coca Cola Enterprises, Inc. 4.375%,
9/15/09 ..................................     A        1,000       1,010,348

SPECIALIZED FINANCE--0.5%
CIT Group, Inc. 4.75%, 12/15/10(i) .......     A        3,500       3,469,193

SPECIALTY STORES--0.5%
AutoNation, Inc. 9%, 8/1/08 ..............    Ba          800         916,000


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
Hollywood Entertainment Corp.
9.625%, 3/15/11 ..........................     B      $   500    $    585,000

Toys "R" Us, Inc. 6.875%, 8/1/06 .........    Ba        1,750       1,859,375
                                                                 ------------
                                                                    3,360,375
                                                                 ------------
THRIFTS & MORTGAGE FINANCE--0.8%
Countrywide Home Loans, Inc. 5.625%,
7/15/09 ..................................     A        4,000       4,214,672

Golden West Financial Corp. 4.125%,
8/15/07 ..................................     A        1,000       1,032,822
                                                                 ------------
                                                                    5,247,494
                                                                 ------------
TOBACCO--0.2%
Altria Group, Inc. 5.625%, 11/4/08 .......    Baa       1,500       1,539,777

TRADING COMPANIES & DISTRIBUTORS--0.1%
TD Funding Corp. 8.375%, 7/15/11 .........     B          500         525,000

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. 6.875%,
10/31/13 .................................     B        1,000       1,015,000
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $278,830,238)                                    280,289,114
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--15.8%

American Business Financial Services
Motrgage Loan Trust 02-2, A3 4.76%,
6/15/21 ..................................    Aaa         456         456,683

Amortizing Residential Collateral Net
Interest Margin Trust 02-9A, A 7.75%,
12/27/32 .................................    Baa         277         274,517

AQ Finance NIM Trust 03-N9, A
7.385%, 10/25/33 .........................  BBB(c)        980         986,412

Bank of America Mortgage Securities
03-C, 1A1 3.334%, 4/25/33(d) .............    Aaa       2,162       2,162,360

Bear Stearns Structured Products, Inc.
03-2, A  P.O. 0%, 6/25/29 ................    Baa       3,577       3,325,137

Chase Mortgage Finance Corp. 04-S1,
M 5.098%, 2/25/19 ........................   AA(c)      2,452       2,415,091


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
Citifinancial Mortgage Securities, Inc.
04-1, AF2 2.645%, 4/25/34 ................    Aaa     $ 4,750    $  4,623,797

Commercial Mortgage Acceptance
Corp. 99-C1, A2 7.03%, 6/15/31 ...........    Aaa         300         336,398

Commercial Resecuritization Trust
01-ABC2, A1 7.17%, 2/21/13 ...............    Aaa       2,250       2,394,844

CS First Boston Mortgage Securities
Corp. 97-C2, A3 6.55%, 1/17/35 ...........    Aaa       3,000       3,258,974

CS First Boston Mortgage Securities
Corp. 97-C2, B 6.72%, 1/17/35 ............    Aa        3,500       3,823,923

CS First Boston Mortgage Securities
Corp. 01-CK1, A2 6.25%, 12/16/35 .........    Aaa         475         512,495

CS First Boston Mortgage Securities
Corp. 04-1, 1A1 5.75%, 2/25/34 ...........    Aaa       9,466       9,691,160

Deutsche Mortgage Securities, Inc.
04-1, 3A3 3.69%, 12/25/33 ................    Aaa       2,500       2,462,500

DLJ Commercial Mortgage Corp.
98-CF2, A1B 6.24%, 11/12/31 ..............    Aaa         145         157,337

DLJ Mortgage Acceptance Corp.
96-CF2, A2 144A 7.28%, 11/12/21(b) .......  AAA(c)      2,000       2,118,637

DLJ Mortgage Acceptance Corp.
97-CF2, B2TB 144A 6.99%,
10/15/30(b) ..............................    Baa         201         203,680

First Plus Home Loan Trust 97-3,
M2 7.52%, 11/10/23 .......................   A(c)         230         230,272

First Union Residential Securitization
Transactions, Inc. 98-A, SA4 7%,
4/25/25 ..................................  AAA(c)        313         313,015

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 ...........    Aaa       3,000       3,232,164

GMAC Mortgage Corp. Loan Trust
02-J6, A17 6.25%, 10/25/32 ...............    Aaa       3,000       3,076,587

GMAC Mortgage Corp. Loan Trust
03-4E2, A2 3.14%, 6/25/25 ................    Aaa       2,500       2,502,056

GMAC Mortgage Corp. Loan Trust
03-GH2, A2 3.69%, 7/25/20 ................    Aaa       3,000       3,016,406


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
GS Mortgage Securities Corp. II 99-C1,
A2 6.11%, 11/18/30 .......................    Aaa     $   265    $    285,114

Home Equity Asset Trust  02-5N, A 8%,
6/27/33 ..................................  BBB(c)        865         864,510

Home Equity Asset Trust 03-6N, A
6.50%, 3/27/34 ...........................   A-(c)      1,123       1,122,996

J. E. Robert Co., Inc. 02-1A, I 144A
5.34%, 10/10/32(b) .......................  BBB-(c)       590         593,136

J.P. Morgan Chase Commercial
Mortgage Securities Corp. 01-CIBC,
A3 6.26%, 3/15/33 ........................  AAA(c)        500         541,450

Lehman Brothers Floating Rate
Commercial Mortgage Trust 01-LLFA,
L 3.35%, 8/16/13(d) ......................    Baa       5,000       4,898,437

Lehman Brothers Floating Rate
Commercial Mortgage Trust 02-LLFA,
L 2.50%, 6/14/17(d) ......................  BBB-(c)     5,000       4,900,000

Master Alternative Loans Trust 02-3,
M2 5.727%, 12/25/32 ......................     A        3,500       3,422,480

Master Resecuritization Trust 04-1, A
5%, 3/28/31(b) ...........................    Baa       1,116       1,099,447

Master Resecuritization Trust 03-1, A
4.75%, 7/28/33(b) ........................    Baa       3,388       3,336,774

Master Resecuritization Trust 04-2
5.25%, 3/28/34(b) ........................    Baa       5,000       4,927,070

Merrill Lynch Mortgage Investors, Inc.
95-C3, A3 7.028%, 12/26/25(d) ............  AAA(c)        231         234,796

Merrill Lynch Mortgage Investors, Inc.
95-C3, B 7.088%, 12/26/25 ................  AAA(c)      1,250       1,298,738

Merrill Lynch Mortgage Investors, Inc.
96-C1, C 7.42%, 4/25/28 ..................   AA(c)      2,000       2,138,415

PNC Mortgage Acceptance Corp. 00-C2,
A2 7.30%, 10/12/33 .......................    Aaa         250         284,194

Residential Funding Mortgage Securities
I 93-S23, M3 6.50%, 6/25/08 ..............  AAA(c)        100          99,566


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
Residential Funding Mortgage Securities
I 96-S8, A4 6.75%, 3/25/11 ...............  AAA(c)    $    22    $     22,127

Sail Net Interest Margin Notes 04-2A,
A 5.50%, 3/27/34 .........................  BBB(c)      1,847       1,845,793

Sasco Net Interest Margin Trust
03-18XS, A 7.50%, 5/28/33 ................     A        1,966       1,960,889

Sasco Net Interest Margin Trust
03-25XS, A 7.25%, 8/28/33 ................     A        1,140       1,138,433

Sasco Net Interest Margin Trust
03-28XS 7.50%, 9/28/33 ...................     A        2,126       2,121,266

Sasco Net Interest Margin Trust
03-36XS, 7.50%, 11/25/33 .................     A        1,655       1,650,227

Sasco Net Interest Margin Trust
03-BC1, A 9%, 5/27/33 ....................  BBB-(c)       655         653,415

Sasco Net Interest Margin Trust
04-4XS, A 6%, 2/28/34 ....................   A+(c)      2,162       2,160,662

Sharp SP I LLC Net Interest Margin
Trust 03-0P1N, NA 4.45%, 12/25/33 ........  BBB+(c)     2,585       2,585,155

Sharp SP I LLC Net Interest Margin
Trust 03-2XSN 7.50%, 9/25/33 .............    Baa       1,450       1,461,089

Sharp SP I LLC Net Interest Margin
Trust 04-1N, N 7.50%, 10/25/33 ...........    Baa       1,847       1,846,940

Sharp SP I LLC Net Interest Margin
Trust 04-FM1N, N 6.16%, 9/25/34 ..........  BBB-(c)     1,800       1,800,305

Starwood Commercial Mortgage Trust
99-C1A, A1 6.60%, 2/3/14 .................    Aaa       1,404       1,507,801

Summit Mortgage Trust 00-1, B3
6.059%, 12/28/12(d)(k) ...................   A-(c)         43          43,251

Vanderbilt Mortgage Finance 02-C,
A4 6.57%, 8/7/24 .........................    Aaa       1,360       1,358,179

Washington Mutual 00-1, M3 2.85%,
1/25/40(d) ...............................    Baa       2,110       2,126,150
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $106,646,982)                                    105,903,250
-----------------------------------------------------------------------------

                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
FOREIGN GOVERNMENT SECURITIES--12.5%

AUSTRALIA--0.1%
Commonwealth of Australia Series 705
7.50%, 7/15/05 ...........................    Aaa       1,300(f) $    960,955

AUSTRIA--0.1%
Republic of Austria Series 97 5.75%,
4/11/07 ..................................    Aaa         450(g)      581,454

BRAZIL--1.4%
Federative Republic of Brazil 10%,
1/16/07 ..................................     B      $ 2,350       2,461,625

Federative Republic of Brazil 8%,
4/15/14 ..................................     B        5,864       5,398,407

Federative Republic of Brazil DCB-L
2.125%, 4/15/12(d) .......................     B        1,882       1,578,823
                                                                 ------------
                                                                    9,438,855
                                                                 ------------
BULGARIA--0.4%
Republic of Bulgaria 144A 8.25%,
1/15/15(b) ...............................    Ba        1,275       1,466,250

Republic of Bulgaria RegS 8.25%,
1/15/15 ..................................    Ba          225         258,750

Republic of Bulgaria Series IAB PDI
2%, 7/28/11(d) ...........................    Ba          940         925,900
                                                                 ------------
                                                                    2,650,900
                                                                 ------------
CANADA--0.5%
Province of Ontario 3.125%, 5/2/08 .......    Aa        1,000         979,968
Province of Ontario 5.50%, 10/1/08 .......    Aa        2,000       2,131,306
                                                                 ------------
                                                                    3,111,274
                                                                 ------------
CHILE--0.8%
Republic of Chile 5.625%, 7/23/07 ........    Baa       1,250       1,319,500
Republic of Chile 1.57%, 1/28/08(d) ......    Baa       4,000       4,008,000
                                                                 ------------
                                                                    5,327,500
                                                                 ------------
COLOMBIA--1.1%
Republic of Colombia 8.625%, 4/1/08 ......    Ba        1,500       1,616,250
Republic of Colombia 9.75%, 4/23/09 ......    Ba        2,000       2,180,000
Republic of Colombia 10%, 1/23/12 ........    Ba          500         535,000

Republic of Colombia Series EMTN
11.375%, 1/31/08 .........................    Ba        2,150(g)    2,931,701
                                                                 ------------
                                                                    7,262,951
                                                                 ------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
COSTA RICA--0.2%
Republic of Costa Rica 144A 6.914%,
1/31/08(b) ...............................    Ba      $ 1,000    $  1,015,000

CROATIA--0.2%
Republic of Croatia 7%, 3/28/05 ..........    Baa       1,250(g)    1,552,760

MEXICO--1.3%
United Mexican States 4.625%,
10/8/08 ..................................    Baa       4,500       4,477,500

United Mexican States 1.84%,
1/13/09(d) ...............................    Baa       2,000       2,000,000

United Mexican States 7.50%,
1/14/12(d) ...............................    Baa       1,750       1,907,500
                                                                 ------------
                                                                    8,385,000
                                                                 ------------
NEW ZEALAND--0.8%
Government of New Zealand Series
206 6.50%, 2/15/06 .......................    Aaa       8,500(h)    5,382,314

PANAMA--0.4%
Republic of Panama 8.25%, 4/22/08 ........    Ba        2,500       2,750,000

PERU--0.6%
Republic of Peru 9.125%, 1/15/08 .........    Ba        3,000       3,345,000

Republic of Peru W.I. 8.375%, 5/3/16 .....    Ba        1,000         950,000
                                                                 ------------
                                                                    4,295,000
                                                                 ------------
PHILIPPINES--0.5%
Republic of Philippines 8.375%,
2/15/11 ..................................    Ba        3,225       3,233,063

RUSSIA--1.7%
Ministry Finance of Russia Series
V 3%, 5/14/08 ............................    Ba        1,500       1,325,625

Ministry Finance of Russia Series
VI 3%, 5/14/06 ...........................    Ba        4,500       4,342,500

Russian Federation RegS 10%,
6/26/07 ..................................    Baa       3,750       4,265,625

Russian Federation RegS 8.25%,
3/31/10 ..................................    Baa       1,000       1,086,250
                                                                 ------------
                                                                   11,020,000
                                                                 ------------


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
SOUTH AFRICA--0.4%
Republic of South Africa 5.25%,
5/16/13 ..................................    Baa         500(g) $    585,890

Republic of South Africa Series R153
13%, 8/31/10 .............................     A       14,000(e)    2,307,643
                                                                 ------------
                                                                    2,893,533
                                                                 ------------
TURKEY--0.9%
Republic of Turkey 10%, 9/19/07 ..........     B      $ 2,000       2,211,178
Republic of Turkey 10.50%, 1/13/08 .......     B        2,500       2,812,500
Republic of Turkey 11.75%, 6/15/10 .......     B        1,000       1,186,250
                                                                 ------------
                                                                    6,209,928
                                                                 ------------
UKRAINE--0.4%
Government of Ukraine 144A 6.875%,
3/4/11(b) ................................     B        3,000       2,902,500

VENEZUELA--0.7%
Republic of Venezuela 5.375%,
8/7/10 ...................................    Caa       6,000       4,582,758
------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $84,087,107)                                      83,555,745
------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(l)--9.2%

BERMUDA--0.3%
Oil Insurance Ltd. 144A 5.15%,
8/15/33(b) ...............................     A        2,300       2,320,537

BRAZIL--0.5%
Petrobras International Finance Co.
9.125%, 7/2/13 ...........................    Ba        1,900       1,914,250

Vale Overseas Ltd. 8.625%, 3/8/07 ........    Baa       1,000       1,100,000
                                                                 ------------
                                                                    3,014,250
                                                                 ------------
CANADA--0.9%
CHC Helicopter Corp. 144A 7.375%,
5/1/14(b) ................................     B        2,190       2,228,325

Methanex Corp. 7.75%, 8/15/05 ............    Ba          500         528,750

Nova Chemicals Corp. 6.50%,
1/15/12 ..................................    Ba          700         703,500

Paramount Resources Ltd 7.875%,
11/1/10 ..................................     B        1,500       1,492,500


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
Thomson Corp. (The) 4.25%, 8/15/09 .......     A      $ 1,000    $    994,621
                                                                 ------------
                                                                    5,947,696
                                                                 ------------
FRANCE--0.9%
France Telecom 8.75%, 3/1/11 .............    Baa       4,000       4,728,792
Vivendi Universal SA 6.25%, 7/15/08 ......    Ba        1,000       1,045,000
                                                                 ------------
                                                                    5,773,792
                                                                 ------------
GERMANY--0.6%
Deutsche Telekom International Finance
BV 8.25%, 6/15/05 ........................    Baa         500         532,233

Deutsche Telekom International Finance
BV 3.875%, 7/22/08 .......................    Baa       1,000         994,613

European Investment Bank Series
MTN 6%, 7/15/05 ..........................    Aaa       3,500(f)    2,542,607
                                                                 ------------
                                                                    4,069,453
                                                                 ------------
HONG KONG--0.3%
Hutchison Whampoa International Ltd.
144A 5.45%, 11/24/10(b) ..................     A        2,000       1,972,260

INDONESIA--0.1%
MEI Euro Finance Ltd. 144A 8.75%,
5/22/10(b) ...............................     B          500         470,000

IRELAND--0.2%
Smurfit Capital Funding plc 6.75%,
11/20/05 .................................     B        1,500       1,552,500

ITALY--0.3%
Telecom Italia Capital SA 144A 4%,
11/15/08(b) ..............................    Baa       2,000       1,982,502

KAZAKHSTAN--0.8%
Kazkommerts International BV 144A
10.125%, 5/8/07(b) .......................    Baa         750         802,500

Kazkommerts International BV 144A
8.50%, 4/16/13(b) ........................    Baa       1,000         970,000

Kazkommerts International BV RegS
10.125%, 5/8/07 ..........................    Baa       2,250       2,407,500

TuranAlem Finance BV 144A 7.875%,
6/2/10(b) ................................    Baa       1,500       1,436,250
                                                                 ------------
                                                                    5,616,250
                                                                 ------------


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    -------------
LUXEMBOURG--0.5%
Lighthouse International Co. SA 144A
8%, 4/30/14(b) ...........................     B        2,500(g) $  3,011,868

MEXICO--0.7%
America Movil SA de CV 144A 1.795%,
4/27/07(b)(d) ............................    Baa     $ 3,000       3,000,000

America Movil SA de CV 144A 4.125%,
3/1/09(b) ................................    Baa       1,250       1,198,375

Grupo Televisa SA 8.625%, 8/8/05 .........    Baa         500         536,875
                                                                 ------------
                                                                    4,735,250
                                                                 ------------
PHILIPPINES--0.2%
Philippine Long Distance Telephone Co.
7.85%, 3/6/07 ............................    Ba        1,000       1,027,500

QATAR--0.3%
Ras Laffan Liquefied Natural Gas Co.
Ltd. 144A 3.437%, 9/15/09(b) .............    Baa       2,000       1,977,220

SOUTH KOREA--0.8%
Korea Development Bank 4.25%,
11/13/07 .................................     A        1,000       1,010,159

Korea Development Bank 3.875%,
3/2/09 ...................................     A        3,000       2,917,692

Korea Electric Power Corp.144A 4.25%,
9/12/07(b) ...............................     A        1,500       1,512,388
                                                                 ------------
                                                                    5,440,239
                                                                 ------------
UNITED KINGDOM--1.4%
British Sky Broadcasting Group plc
6.875%, 2/23/09 ..........................    Ba        2,000       2,213,832

British Telecommunications plc 8.375%,
12/15/10(i) ..............................    Baa       3,000       3,570,861

Diageo Finance BV 3.875%, 4/1/11 .........     A        4,000       3,798,648
                                                                 ------------
                                                                    9,583,341
                                                                 ------------
UNITED STATES--0.3%
Tyco International Group SA 6.125%,
1/15/09 ..................................    Ba        2,000       2,110,894


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
VENEZUELA--0.1%
Corporacion Andina de Fomento 5.20%,
5/21/13 ..................................     A      $ 1,000    $    974,226
------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $61,782,334)                                      61,579,778
------------------------------------------------------------------------------

CONVERTIBLE BONDS--0.4%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
SCI Systems, Inc Cv. 3%, 3/15/07 .........     B        2,000       1,932,500

HEALTH CARE FACILITIES--0.1%
Province Healthcare Co. Cv. 4.50%,
11/20/05 .................................   B-(c)      1,000       1,012,500
------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $2,880,084)                                        2,945,000
------------------------------------------------------------------------------

CREDIT LINKED NOTES--0.5%

OTHER FOREIGN GOVERNMENT--0.5%
Deutsche Bank AG London Federative
Republic of Brazil 8.17%, 8/20/05(d) .....    NR        3,000       3,113,100
-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $3,000,000)                                        3,113,100
-----------------------------------------------------------------------------


                                                        PAR
                                            MOODY'S    VALUE
                                             RATING    (000)         VALUE
                                            -------   -------    ------------
TARGETED RETURN INDEX SECURITIES--0.2%

Lehman Brothers Targeted Return Index
Securities Trust Series 5-2002 144A
5.908%, 1/25/07(b)(d) ....................     A      $ 1,338    $  1,415,738
-----------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,338,506)                                        1,415,738
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $661,333,799)                                    660,950,951
-----------------------------------------------------------------------------


                                           STANDARD
                                           & POOR'S
                                            RATING
                                           --------
SHORT-TERM OBLIGATIONS--1.6%

COMMERCIAL PAPER--1.6%
Koch Industries LLC 1.02%, 5/3/04 ........   A-1+       4,360       4,359,753

Marsh & McLennan Cos., Inc. 1.02%,
5/3/04 ...................................   A-1+       1,490       1,489,916

Du Pont (E.I.) de Nemours & Co. 1%,
5/4/04 ...................................   A-1+       4,655       4,654,612
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $10,504,281)                                      10,504,281
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $671,838,080)                                    671,455,232(a)

Other assets and liabilities, net--(0.3)%                          (1,736,018)
                                                                 ------------
NET ASSETS--100.0%                                               $669,719,214
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $6,672,466 and gross depreciation of $7,342,043 for federal income tax purposes. At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $672,124,809.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities amounted to a value of $91,039,082 or 13.6% of net assets.
(c) As rated by Standard & Poors or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Par value represents South African Rand.
(f) Par value represents Australian Dollar.
(g) Par value represents Euro.
(h) Par value represents New Zealand Dollar.
(i) All or a portion segregated as collateral for swaps, when-issued securities, and delayed delivery transactions.
(j) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(k) Private placement. For acquisition information please see Note 7 Restricted Securities in the Notes to Financial Statements.
(l) Foreign Corporate Bonds are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 2L "Foreign security country determination" in the Notes to Financial Statements.


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $671,838,080)                                 $671,455,232
Cash                                                                 2,627,208
Receivables
   Interest and dividends                                            7,412,708
   Investment securities sold                                        7,085,782
   Fund shares sold                                                  6,595,922
   Unrealized appreciation on swap agreements                           13,163
Prepaid expenses                                                         4,500
                                                                  ------------
     Total assets                                                  695,194,515
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                  21,074,879
   Fund shares repurchased                                           2,624,164
   Income distribution payable                                       1,067,417
   Investment advisory fee                                             300,239
   Distribution and service fees                                       239,574
   Transfer agent fee                                                   50,910
   Financial agent fee                                                  37,201
   Unrealized depreciation on swap agreements                           25,712
   Trustees' fee                                                         5,662
Accrued expenses                                                        49,543
                                                                  ------------
     Total liabilities                                              25,475,301
                                                                  ------------
NET ASSETS                                                        $669,719,214
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $669,791,930
Distributions in excess of net investment income                      (405,629)
Accumulated net realized gain                                          743,618
Net unrealized depreciation                                           (410,705)
                                                                  ------------
NET ASSETS                                                        $669,719,214
                                                                  ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $343,786,706)                72,246,328
Net asset value per share                                                $4.76
Offering price per share $4.76/(1-2.25%)                                 $4.87

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $31,857,390)                  6,714,571
Net asset value per share and offering price per share                   $4.74

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $212,693,466)                44,394,334
Net asset value per share and offering price per share                   $4.79

CLASS T
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $81,381,652)                 17,020,074
Net asset value per share and offering price per share                   $4.78


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                           $14,245,495
Foreign taxes withheld                                                  (3,787)
                                                                   -----------
     Total investment income                                        14,241,708
                                                                   -----------
EXPENSES
Investment advisory fee                                              1,498,148
Service fees, Class A                                                  349,603
Distribution and service fees, Class B                                 114,520
Distribution and service fees, Class C                                 468,139
Distribution and service fees, Class T                                 236,522
Financial agent fee                                                    189,325
Transfer agent                                                         221,868
Registration                                                            66,008
Custodian                                                               44,209
Professional                                                            19,605
Printing                                                                17,665
Trustees                                                                14,837
Miscellaneous                                                           19,085
                                                                   -----------
     Total expenses                                                  3,259,534
     Custodian fees paid indirectly                                     (1,171)
                                                                   -----------
     Net expenses                                                    3,258,363
                                                                   -----------
NET INVESTMENT INCOME                                               10,983,345
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     2,059,736
Net realized gain on swap agreements                                    17,480
Net realized loss on foreign currency transactions                     (21,077)
Net change in unrealized appreciation (depreciation)
   on investments                                                   (7,677,883)
Net change in unrealized appreciation (depreciation)
   on swap agreements                                                    5,472
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                   (5,360)
                                                                   -----------
NET LOSS ON INVESTMENTS                                             (5,621,632)
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 5,361,713
                                                                   ===========


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 Six Months
                                                                                                    Ended
                                                                                                   4/30/04             Year Ended
                                                                                                 (Unaudited)            10/31/03
                                                                                                 ------------         ------------
FROM OPERATIONS
   Net investment income (loss)                                                                  $ 10,983,345         $ 12,707,988
   Net realized gain (loss)                                                                         2,056,139            6,484,698
   Net change in unrealized appreciation (depreciation)                                            (7,677,771)           4,244,858
                                                                                                 ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      5,361,713           23,437,544
                                                                                                 ------------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                  (6,241,697)          (7,121,918)
   Net investment income, Class B                                                                    (607,202)          (1,106,728)
   Net investment income, Class C                                                                  (3,909,364)          (4,852,172)
   Net investment income, Class T                                                                    (854,428)            (180,577)
                                                                                                 ------------         ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      (11,612,691)         (13,261,395)
                                                                                                 ------------         ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (37,469,058 and 50,235,582 shares, respectively)                 181,715,384          238,509,149
   Net asset value of shares issued from reinvestment of distributions
     (863,647 and 1,043,304 shares, respectively)                                                   4,169,773            4,946,379
   Cost of shares repurchased (14,013,198 and 21,687,580 shares, respectively)                    (67,691,455)        (103,025,414)
                                                                                                 ------------         ------------
Total                                                                                             118,193,702          140,430,114
                                                                                                 ------------         ------------
CLASS B
   Proceeds from sales of shares (1,488,402 and 3,988,114 shares, respectively)                     7,171,651           18,726,221
   Net asset value of shares issued from reinvestment of distributions
     (79,894 and 167,157 shares, respectively)                                                        384,496              787,001
   Cost of shares repurchased (1,244,789 and 2,481,269 shares, respectively)                       (6,009,963)         (11,661,642)
                                                                                                 ------------         ------------
Total                                                                                               1,546,184            7,851,580
                                                                                                 ------------         ------------
CLASS C
   Proceeds from sales of shares (19,995,529 and 35,022,991 shares, respectively)                  97,468,993          166,411,522
   Net asset value of shares issued from reinvestment of distributions
     (532,744 and 661,799 shares, respectively)                                                     2,588,397            3,151,531
   Cost of shares repurchased (10,105,528 and 13,096,689 shares, respectively)                    (49,196,117)         (62,252,089)
                                                                                                 ------------         ------------
Total                                                                                              50,861,273          107,310,964
                                                                                                 ------------         ------------
CLASS T
   Proceeds from sales of shares (11,861,387 and 5,594,891 shares, respectively)                   57,721,621           26,774,259
   Net asset value of shares issued from reinvestment of distributions
     (92,154 and 16,937 shares, respectively)                                                         447,608               80,900
   Cost of shares repurchased (486,490 and 58,805 shares, respectively)                            (2,359,441)            (281,062)
                                                                                                 ------------         ------------
Total                                                                                              55,809,788           26,574,097
                                                                                                 ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                      226,410,947          282,166,755
                                                                                                 ------------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                          220,159,969          292,342,904

NET ASSETS
   Beginning of period                                                                            449,559,245          157,216,341
                                                                                                 ------------         ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF ($405,629) AND $223,717, RESPECTIVELY]               $669,719,214         $449,559,245
                                                                                                 ============         ============

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                       FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                                ------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31
                                                  4/30/04          -----------------------------------------------------------
                                                (UNAUDITED)(8)     2003(8)      2002(5)      2001         2000        1999
Net asset value, beginning of period               $ 4.78          $ 4.56      $ 4.58       $ 4.49       $ 4.57      $ 4.66
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.10            0.22        0.25         0.33         0.35        0.33
   Net realized and unrealized gain (loss)          (0.01)           0.21       (0.02)        0.11        (0.10)      (0.08)
                                                   ------          ------      ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                0.09            0.43        0.23         0.44         0.25        0.25
                                                   ------          ------      ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.11)          (0.21)      (0.25)       (0.35)       (0.33)      (0.34)
                                                   ------          ------      ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                            (0.11)          (0.21)      (0.25)       (0.35)       (0.33)      (0.34)
                                                   ------          ------      ------       ------       ------      ------
Change in net asset value                           (0.02)           0.22       (0.02)        0.09        (0.08)      (0.09)
                                                   ------          ------      ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                     $ 4.76          $ 4.78      $ 4.56       $ 4.58       $ 4.49      $ 4.57
                                                   ======          ======      ======       ======       ======      ======
Total return(1)                                      1.83%(7)        9.68%       5.22%       10.20%        5.67%       5.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $343,787        $229,020     $83,665      $34,109      $22,637     $26,071

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.02%(4)(6)     1.08%(4)    1.23%(4)     1.22%(2)(4)  1.00%(2)    1.00%(2)(4)
   Net investment income                             4.20%(6)        4.31%       5.25%        7.24%        7.67%       7.21%
Portfolio turnover                                     47%(7)         135%        146%         125%         116%        122%

                                                                                   CLASS B
                                                ------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31
                                                  4/30/04          -----------------------------------------------------------
                                                (UNAUDITED)(8)     2003(8)      2002(5)      2001         2000        1999
Net asset value, beginning of period               $ 4.77          $ 4.55      $ 4.56       $ 4.47       $ 4.56      $ 4.65
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.09            0.20        0.23         0.31         0.32        0.31
   Net realized and unrealized gain (loss)          (0.02)           0.21       (0.01)        0.11        (0.10)      (0.08)
                                                   ------          ------      ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                0.07            0.41        0.22         0.42         0.22        0.23
                                                   ------          ------      ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.10)          (0.19)      (0.23)       (0.33)       (0.31)      (0.32)
                                                   ------          ------      ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                            (0.10)          (0.19)      (0.23)       (0.33)       (0.31)      (0.32)
                                                   ------          ------      ------       ------       ------      ------
Change in net asset value                           (0.03)           0.22       (0.01)        0.09        (0.09)      (0.09)
                                                   ------          ------      ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                     $ 4.74          $ 4.77      $ 4.55       $ 4.56       $ 4.47      $ 4.56
                                                   ======          ======      ======       ======       ======      ======
Total return(1)                                      1.36%(7)        9.17%       4.94%        9.69%        4.95%       5.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $31,857         $30,457     $21,450      $11,978       $9,171     $10,957

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.52%(4)(6)     1.58%(4)    1.73%(4)     1.71%(3)(4)  1.50%(3)    1.50%(3)(4)
   Net investment income                             3.69%(6)        3.91%       4.79%        6.75%        7.18%       6.70%
Portfolio turnover                                     47%(7)         135%        146%         125%         116%        122%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.50%, 1.50% and 1.48% for the years ended October 31, 2001, 2000 and 1999, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.00%, 2.00% and 1.98% for the years ended October 31, 2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 5.24% to 5.25% for Class A and from 4.77% to 4.79% for Class B. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.
(8) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income per share by $0.00 for the periods ending April 30, 2004 and October 31, 2003. The net investment income ratio for the periods ending April 30, 2004 and October 31, 2003 decreased by 0.04% and 0.03%, respectively. For Class B shares the effect was to reduce net investment income per share by $0.00 for the periods ending April 30, 2004 and October 31, 2003. The net investment income ratio for the periods ending April 30, 2004 and October 31, 2003 decreased by 0.05% and 0.03%, respectively.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                       FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS C
                                                ------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED OCTOBER 31
                                                  4/30/04          -----------------------------------------------------------
                                                (UNAUDITED)(8)     2003(8)      2002(5)      2001         2000        1999
Net asset value, beginning of period               $ 4.81          $ 4.58      $ 4.59       $ 4.48       $ 4.56      $ 4.66
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.10            0.21        0.24         0.33         0.34        0.33
   Net realized and unrealized gain (loss)          (0.02)           0.22       (0.01)        0.12        (0.10)      (0.10)
                                                   ------          ------      ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                0.08            0.43        0.23         0.45         0.24        0.23
                                                   ------          ------      ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.10)          (0.20)      (0.24)       (0.34)       (0.32)      (0.33)
                                                   ------          ------      ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                            (0.10)          (0.20)      (0.24)       (0.34)       (0.32)      (0.33)
                                                   ------          ------      ------       ------       ------      ------
Change in net asset value                           (0.02)           0.23       (0.01)        0.11        (0.08)      (0.10)
                                                   ------          ------      ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                     $ 4.79          $ 4.81      $ 4.58       $ 4.59       $ 4.48      $ 4.56
                                                   ======          ======      ======       ======       ======      ======
Total return(1)                                      1.69%(7)        9.60%       5.17%       10.40%        5.41%       5.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $212,693        $163,436     $52,101      $10,865       $7,275      $9,025

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.27%(3)(6)     1.33%(3)    1.47%(3)     1.46%(2)(3)  1.25%(2)    1.25%(2)(3)
   Net investment income                             3.95%(6)        4.05%       4.95%        7.00%        7.41%       6.95%
Portfolio turnover                                     47%(7)         135%        146%         125%         116%        122%

                                                         CLASS T
                                               ---------------------------
                                                 SIX MONTHS        FROM
                                                   ENDED        INCEPTION
                                                  4/30/04       6/2/03 TO
                                               (UNAUDITED)(8)   10/31/03(8)
Net asset value, beginning of period               $ 4.80          $ 4.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.09            0.07
   Net realized and unrealized gain (loss)          (0.02)          (0.02)
                                                   ------          ------
     TOTAL FROM INVESTMENT OPERATIONS                0.07            0.05
                                                   ------          ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.09)          (0.07)
                                                   ------          ------
     TOTAL DISTRIBUTIONS                            (0.09)          (0.07)
                                                   ------          ------
Change in net asset value                           (0.02)          (0.02)
                                                   ------          ------
NET ASSET VALUE, END OF PERIOD                     $ 4.78          $ 4.80
                                                   ======          ======
Total return(1)                                      1.42%(7)        1.10%(7)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $81,382         $26,646

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.77%(3)(6)     1.90%(4)(6)
   Net investment income                             3.47%(6)        3.14%(6)
Portfolio turnover                                     47%(7)         135%(7)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.76%, 1.74% and 1.73% for the years ended October 31, 2001, 2000 and 1999, respectively.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.89%.
(5) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.93% to 4.95%. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.
(8) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income per share by $0.00 for the periods ending April 30, 2004 and October 31, 2003. The net investment income ratio for the periods ending April 30, 2004 and October 31, 2003 decreased by 0.04% and 0.03%, respectively. The effect of this reclassification for Class T shares was to reduce net investment income per share by $0.00 for the periods ending April 30, 2004 and October 31, 2003. The net investment income ratio for the periods ending April 30, 2004 and October 31, 2003 decreased by 0.04% and 0.07%, respectively.

                        See Notes to Financial Statements

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)


1. ORGANIZATION

   Phoenix Multi-Series Trust (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently, two Funds are offered for sale (each a "Fund"). The Multi-Sector Fixed Income Fund is diversified and has a primary investment objective to maximize current income while preserving capital. The Multi-Sector Short Term Bond Fund is diversified and has a primary investment objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes.

   Each Fund offers Class A, Class B and Class C shares. Multi-Sector Short Term Bond Fund also offers Class T shares. Class A shares of the Multi-Sector Fixed Income Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of the Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of up to 2.25%. Certain redemptions of Class A shares of the Multi-Sector Short Term Bond Fund may be subject to a 1% contingent deferred sales if made within one year of purchase. Class B shares of the Multi-Sector Fixed Income Fund are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares of the Multi-Sector Short Term Bond Fund are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares of the Multi-Sector Fixed Income Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C shares of the Multi-Sector Short Term Bond Fund are sold with no sales charge. Under certain circumstances, shares of any Phoenix-affiliated Fund may be exchanged for shares of the same class of any other Phoenix-affiliated Fund on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. Class T shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market. As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees. Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Certain securities held by the Funds were valued on the basis of a price provided by a principal market marker. The prices provided by the principal market markers may differ from the value that would be realized if the securities were sold. At April 30, 2004, the total value of these securities represented approximately 3.26% and 6.15% of net assets of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)(CONTINUED)


In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FORWARD CURRENCY CONTRACTS:

   The Trust may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At April 30, 2004, the Trust had no forward currency contracts outstanding.

H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I. SWAP AGREEMENTS:

   The Trust may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Trust may enter into swaps, including interest rate and credit default swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Trust's custodian. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At April 30, 2004, the Trust held the following swaps:

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)(CONTINUED)


MULTI-SECTOR FIXED INCOME FUND
                                                                    Unrealized
                                                                   Appreciation
Notional Amount                                                   (Depreciation)
---------------                                                   --------------

Credit Default Swaps
$5,000,000     Agreement with J.P. Morgan Chase Bank dated
               February 24, 2004, terminating March 20, 2009,
               to receive 6.15% per year times the notional
               amount. The Fund pays only upon a default event
               of J.P. Morgan TRAC-X NA High Yield Series
               2-High Beta Debt Index, the notional amount
               times the difference between the par value and
               the market value of J.P. Morgan TRAC-X NA High
               Yield Series 2-High Beta Debt Index 6.15% due
               March 20, 2009.                                        $(47,807)
$5,000,000     Agreement with J.P. Morgan Chase Bank dated
               March 9, 2004, terminating on March 20, 2009,
               to receive 2.20% per year times the notional
               amount. The Fund pays only upon a default event
               of J.P. Morgan TRAC-X NA High Yield Series
               2-High Beta Debt Index, the notional amount
               times the difference between the par value and
               the market value of J.P. Morgan TRAC-X NA High
               Yield Series 2-High Beta Debt Index 2.20% due
               March 20, 2009.                                        $(25,712)
                                                                      --------
                                                                      $(73,519)
                                                                      ========

MULTI-SECTOR SHORT TERM BOND FUND
                                                                    Unrealized
                                                                   Appreciation
Notional Amount                                                   (Depreciation)
---------------                                                   --------------
Credit Default Swaps

$(3,000,000)   Agreement with Deutsche Bank dated October 28,
               2003 terminating on August 20, 2005, to pay
               3.60% per year times the notional amount. The
               Fund receives only upon a default event of
               Deutsche Bank Cin Federative Republic of Brazil
               the notional amount times the difference
               between the par value and the market value of
               Deutsche Bank Cin Federative Republic of Brazil
               8.19%, bond due August 20, 2005.                        $13,163
$5,000,000     Agreement with J.P. Morgan Chase Bank dated
               March 9, 2004, terminating on March 20, 2009,
               to receive 2.20% per year times the notional
               amount. The Fund pays only upon a default event
               of J.P. Morgan TRAC-X NA High Yield Series
               2-High Beta Debt Index, the notional amount
               times the difference between the par value and
               the market value of J.P. Morgan TRAC-X NA High
               Yield Series 2-High Beta Debt Index 2.20% due
               March 20, 2009.                                        $(25,712)
                                                                      --------
                                                                      $(12,549)
                                                                      ========

J. LOAN AGREEMENTS:

   The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

K. DEBT INDEX SECURITIES AND TARGETED RETURN INDEX SECURITIES:

   The Trust invests in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Trust has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust.

   Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Trust receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Trust's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Trust will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Trust would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

   As a result of a recent FASB Emerging Issues Task Force consensus [and subsequent related SEC staff guidance], the Funds have reclassified periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)(CONTINUED)


consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

   Within the Fixed Income Fund this reclassification decreased net investment income and increased net realized gains by $409,698 and $261,783 for the periods ended April 30, 2004 and October 31, 2003, respectively, but had no effect on the Fund's net asset value, either in total or per share, or on its total increase (decrease) in net assets from operations during any period.

   Within the Short-Term Bond Fund this reclassification decreased net investment income and increased net realized gains by $87,128 and $98,819 for the periods ended April 30, 2004 and October 31, 2003, respectively, but had no effect on the Fund's net asset value, either in total or per share, or on its total increase (decrease) in net assets from operations during any period.

   Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index which is a component of the Lehman Brothers U.S. Aggregate Index.

L. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries at risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                                   1st $1      $1-2       $2 +
                                                   Billion    Billion    Billion
                                                   -------    -------    -------
Multi-Sector Fixed Income Fund .................    0.55%      0.50%      0.45%
Multi-Sector Short Term Bond Fund ..............    0.55%      0.50%      0.45%

   The Adviser has agreed to assume expenses of the Multi-Sector Short Term Bond Fund in excess of 1.30%, 1.80%, 1.55% and 2.05% of the average aggregate daily net asset value of Class A, Class B, Class C and Class T shares, respectively, through February 28, 2004.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the period ended April 30, 2004, as follows:

                                         Class A       Class A        Class B
                                       Net Selling     Deferred       Deferred
                                       Commissions  Sales Charges  Sales Charges
                                       -----------  -------------  -------------
Multi-Sector Fixed Income Fund .......   $ 5,820       $    --        $24,055
Multi-Sector Short Term Bond Fund ....    17,245        20,888         24,440

                                                Class C         Class T
                                                Deferred        Deferred
                                             Sales Charges   Sales Charges
                                             -------------   -------------
Multi-Sector Fixed Income Fund .......           $1,469         $    --
Multi-Sector Short Term Bond Fund ....            1,319          20,513

   In addition to these amounts the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Multi-Sector Fixed Income Fund ....................   $ 9,069
Multi-Sector Short Term Bond Fund .................    15,154

   In addition, the Trust pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                           Class A   Class B   Class C   Class T
                                           -------   -------   -------   -------
Multi-Sector Fixed Income Fund               0.25%     1.00%    1.00%       --%
Multi-Sector Short Term Bond Fund            0.25%     0.75%    0.50%     1.00%

   PEPCO has advised the Trust of the following information for the period ended April 30, 2004.

                                                 Distribution     Distribution
                                Distribution    and/or Service   and/or Service
                                and/or Service   Fees Paid to     Fees Paid to
                              Fees Retained by   Unaffiliated    W.S. Griffith
                                 Distributor     Participants   Securities, Inc.
                              ----------------  --------------  ----------------
Multi-Sector Fixed Income
  Fund .....................      $150,550          $158,070        $14,188
Multi-Sector Short Term
  Bond Fund ................       564,302           588,977         15,505

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of subagent's performance. For the period ended April 30, 2004, the Trust paid PEPCO $255,746. The fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix-affiliated funds serviced by PFPC Inc. Certain minimum fees may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended April 30, 2004, transfer agent fees were $342,676 as reported in the Statements of Operations, of which PEPCO retained the following:

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)(CONTINUED)

                                                                  Transfer Agent
                                                                   Fee Retained
                                                                  --------------
Multi-Sector Fixed Income Fund ................................       $51,922
Multi-Sector Short Term Bond Fund .............................        91,353

   At April 30, 2004, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix-affiliated Funds held shares of the Trust as follows:
                                                                       Aggregate
                                                                       Net Asset
                                                         Shares          Value
                                                       ---------      ----------
Multi-Sector Short Term Bond Fund, Class A ........    1,481,213      $7,050,574
Multi-Sector Short Term Bond Fund, Class T ........      530,503       2,535,804

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended April 30, 2004, aggregated the following:

                                                      Purchases         Sales
                                                    ------------    ------------
Multi-Sector Fixed Income Fund ..................   $127,700,599    $126,921,618
Multi-Sector Short Term Bond Fund ...............    457,295,936     233,336,561

   Purchases and sales of long-term U.S. Government and agency securities for the period ended April 30, 2004, aggregated the following:

                                                      Purchases         Sales
                                                    ------------    ------------
Multi-Sector Fixed Income Fund ..................   $ 4,500,676      $    22,617
Multi-Sector Short Term Bond Fund ...............    25,011,239       18,564,898

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

6. OTHER

   At April 30, 2004, Multi-Sector Short Term Bond Fund had two omnibus shareholder accounts, comprised of several individual shareholders, which amounted to 13.9% of the total shares outstanding. The omnibus shareholders are not affiliated with PNX.

7. RESTRICTED SECURITIES

   At April 30, 2004, the Trust held the following restricted securities:

                                                      Acquisition    Acquisition
                                                          Date           Cost
                                                      -----------    -----------
MULTI-SECTOR FIXED INCOME FUND
  Pennant CBO Ltd. 1A, D 13.43%, 3/14/11
    Par 2,000,000 ..................................    10/22/99     $1,943,540
    Par 134,300 ....................................     9/15/03        134,300
    Par 143,318 ....................................     3/15/04        143,318
  Middletown Trust Series C-BR 11.75%, 7/15/10
    Par 800,000 ....................................     9/25/91      1,775,291
    Par 800,000 ....................................    12/30/91      1,907,869
  Northampton Pulp LLC .............................    12/30/99        348,720

                                                      Acquisition    Acquisition
                                                          Date           Cost
                                                      -----------    -----------
MULTI-SECTOR SHORT TERM BOND FUND
  Summit Mortgage Trust 00-1,B3 6.059%,
    12/28/12 .......................................     1/21/00        78,859

   Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                  Expiration Year
                             ---------------------------------------------------
                                 2007         2008         2009          2010
                             -----------   ----------   ----------   -----------
Multi-Sector Fixed
  Income Fund .............  $40,599,186   $9,038,031   $7,667,262   $13,774,073
Multi-Sector Short Term
  Bond Fund ...............           --           --           --     1,025,792

                                Total
                             -----------
Multi-Sector Fixed
  Income Fund .............  $71,078,552
Multi-Sector Short Term
  Bond Fund ...............    1,025,792

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)(CONTINUED)


   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

9. SUBSEQUENT EVENT

   On May 31, 2004, W.S. Griffith Securities, Inc. was sold to Linsco/Private Ledger, an independent broker/dealer and is no longer a subsidiary of PNX.

10. PROXY VOTING PROCEDURES

   The advisers and subadvisers to each of the Phoenix-affiliated Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                 LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH              TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
   E. Virgil Conway                Served since       35         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
   Rittenhouse Advisors, LLC       1993.                         Trustee/Director, Realty Foundation of New York (1972-present),
   101 Park Avenue                                               Josiah Macy, Jr., Foundation (1975-present), Pace University
   New York, NY 10178                                            (1978-present), New York Housing Partnership Development Corp.
   DOB: 8/2/29                                                   (Chairman) (1981-present), Greater New York Councils, Boy Scouts of
                                                                 America (1985-present), The Academy of Political Science (Vice
                                                                 Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                 (1989-present). Chairman, Metropolitan Transportation Authority
                                                                 (1992-2001). Director, Trism, Inc. (1994-2001), Consolidated Edison
                                                                 Company of New York, Inc. (1970-2002), Atlantic Mutual Insurance
                                                                 Company (1974-2002), Centennial Insurance Company (1974-2002),
                                                                 Union Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage
                                                                 Securities Fund (Advisory Director) (1990-2000), Accuhealth
                                                                 (1994-2002), The Harlem Youth Development Foundation (1998-2002).
------------------------------------------------------------------------------------------------------------------------------------
   Harry Dalzell-Payne             Served since       35         Currently retired.
   The Flat, Elmore Court          1993.
   Elmore, GL05, GL2 3NT
   U.K.
   DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
   S. Leland Dill                  Served since       24         Currently retired. Trustee, Scudder Investments (33 portfolios)
   7721 Blue Heron Way             2004.                         (1986-present). Director, Coutts & Co. Trust Holdings Limited
   West Palm Beach, FL 33412                                     (1991-1999), Coutts & Co. Group (1944-1999) and Coutts & Co.
   DOB: 3/28/30                                                  International (USA) (private banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
   Francis E. Jeffries             Served since       28         Director, The Empire District Electric Company (1984-present).
   8477 Bay Colony Dr. #902        1995.                         Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
   Naples, FL 34108                                              Investment Partners, Ltd.
   DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
   Leroy Keith, Jr.                Served since       25         Partner, Stonington Partners, Inc. (private equity fund) since
   Stonington Partners, Inc.       1993.                         2001. Chairman (1995 to 2000) and Chief Executive Officer
   736 Market Street, Ste. 1430                                  (1995-1998), Carson Products Company (cosmetics). Director/Trustee,
   Chattanooga, TN 37402                                         Evergreen Funds (six portfolios).
   DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                 LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH              TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
   Geraldine M. McNamara           Served since       35         Managing Director, U.S. Trust Company of New York (private bank)
   U.S. Trust Company of           2001.                         (1982-present).
   New York
   11 West 54th Street
   New York, NY 10019
   DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
   Everett L. Morris               Served since       35         Currently retired, Vice President, W.H. Reaves and Company
   164 Laird Road                  1995.                         (investment management) (1993-2003).
   Colts Neck, NJ 07722
   DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
   Donald B. Romans                Served since       24         President, Romans & Company (private investors and financial
   39 S. Sheridan Road             2004.                         consultants) (1987-present). Trustee, Burnham Investors Trust (5
   Lake Forest, IL 60045                                         portfolios) (1967-present).
   DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
   Richard E. Segerson             Served since       25         Managing Director, Northway Management Company (1998-present).
   Northway Management Company     1993.                         Managing Director, Mullin Associates (1993-1998).
   164 Mason Street
   Greenwich, CT 06830
   DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.           Served since       25         Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street                  1995.                         Compuware (1996-present) and WWF, Inc. (2000-present). President,
  Alexandria, VA 22314                                           The Trust for America's Health (non-profit) (2001-present).
  DOB: 5/16/31                                                   Director, Duty Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
          NAME, ADDRESS,                         PORTFOLIOS IN
          DATE OF BIRTH                           FUND COMPLEX                         PRINCIPAL OCCUPATION(S)
      AND POSITION(S) WITH          LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
              TRUST                TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche            Served since        29         Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC        2002.                          Director, The Phoenix Companies, Inc. (2001-present) and Phoenix
   30 Rockefeller Plaza,                                         Life Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin           Served since        71         Consultant, Phoenix Investment Partners Ltd. (2002-present).
   DOB: 10/23/46                  1993.                          Director, PXRE Corporation (Delaware) (1985-present), World Trust
                                                                 Fund (1991-present). Chairman (1997-2002), Director (1995-2002),
   Chairman and President                                        Vice Chairman (1995-1997) and Chief Executive Officer (1995-2002),
                                                                 Phoenix Investment Partners, Ltd. Director and Executive Vice
                                                                 President, The Phoenix Companies, Inc. (2000-2002). Director
                                                                 (1994-2002) and Executive Vice President, Investments (1987-2002),
                                                                 Phoenix Life Insurance Company. Director (1983-2002) and Chairman
                                                                 (1995-2002), Phoenix Investment Counsel, Inc. Director (1982-2002)
                                                                 and President (1990-2000), Phoenix Equity Planning Corporation.
                                                                 Chairman and President, Phoenix/Zweig Advisers LLC (2001-2002).
                                                                 Director (2001-2002) and President (April 2002-September 2002),
                                                                 Phoenix Investment Management Company. Director and Executive Vice
                                                                 President, Phoenix Life and Annuity Company (1996-2002). Director
                                                                 (1995-2000) and Executive Vice President (1994-2002), PHL Variable
                                                                 Insurance Company. Director, Phoenix National Trust Holding Company
                                                                 (2001-2002). Director (1985-2002) and Vice President (1986-2002),
                                                                 PM Holdings, Inc. Director, W.S. Griffith Associates, Inc.
                                                                 (1995-2002). Director (1992-2002) and President (1993-1994), W.S.
                                                                 Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates                 Served since        30         Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets,
   Hudson Castle Group, Inc.      1993.                          Inc.) (financial services) (1997-present). Managing Director,
   c/o Northeast Investment                                      Wydown Group (consulting firm) (1994-present). Director, Investors
   Management, Inc.                                              Financial Service Corporation (1995-present), Investors Bank &
   50 Congress Street                                            Trust Corporation (1995-present), Plymouth Rubber Co.
   Suite 1000                                                    (1995-present), Stifel Financial (1996-present), Connecticut River
   Boston, MA 02109                                              Bank (1998-present), New Hampshire Charitable Foundation
   DOB: 5/31/46                                                  (2001-present), Trust Co. of New Hampshire (2002-present). Director and Treasurer, Endowment for Health, Inc. (2000-present). Chairman,
                                                                 Emerson Investment Management, Inc. (2000-present), Vice Chairman,
                                                                 Massachusetts Housing Partnership (1998-1999). Director, Blue Cross
                                                                 and Blue Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                                 (1991-2000), Command Systems, Inc. (1998-2000), Phoenix Investment
                                                                 Partners, Ltd. (1995-2001), 1Mind, Inc. (1999-2001), 1Mind.com
                                                                 (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

  *Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 **Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
   Phoenix Investment Partners, Ltd. and its affiliates.
***Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group,
   Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH                               PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           TRUST AND LENGTH OF                                  DURING PAST 5 YEARS
    AND DATE OF BIRTH             TIME SERVED                            AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
   William R. Moyer        Executive Vice President         Executive Vice President (1999-present) Senior Vice President
   DOB: 8/16/44            since 1990.                      (1995-1999), Chief Financial Officer (1995-present), Phoenix Investment
                                                            Partners, Ltd. Director (1998-present), Executive Vice President, Chief
                                                            Financial Officer and Treasurer (2000-present), Senior Vice President and Chief Financial Officer (1996-2000), Phoenix Equity Planning
                                                            Corporation. Director (1998-present), Senior Vice President, Chief
                                                            Financial Officer and Treasurer (1996-present), Phoenix Investment
                                                            Counsel, Inc. Director (2000-present), Executive Vice President
                                                            (2000-present), Treasurer (1996-present), Senior Vice President
                                                            (2000-2002), Duff & Phelps Investment Management Co. Executive Vice
                                                            President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
   John F. Sharry          Executive Vice President         Executive Vice President, Phoenix Investment Partners, Ltd.
   DOB: 3/28/52            since 1998.                      (1998-present), President, Phoenix Equity Planning Corporation
                                                            (2000-present). Executive Vice President, Phoenix Fund Complex
                                                            (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
   Nancy G. Curtiss        Treasurer since 1999.            Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
   DOB: 11/24/52                                            Assistant Treasurer (2001-2003), Vice President, Operations
                                                            (2003-present), Phoenix Equity Planning Corporation. Treasurer, Phoenix
                                                            Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
   Richard J. Wirth        Secretary since 2002,            Vice President and Insurance and Investment Products Counsel
   One American Row        Chief Legal Officer              (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
   Hartford, CT 06102      since 2003.                      Director (2003-present), President (2003-present), Assistant Secretary
   DOB: 11/14/58                                            (2002-present), Phoenix Variable Advisors, Inc. Secretary
                                                            (2002-present), Chief Legal Officer (2003-present), Phoenix Fund
                                                            Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX MULTI-SERIES TRUST

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Chief Legal Officer and
   Secretary



INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                                ----------------
                                                                   PRESORTED
                                                                   STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                Louisville, KY
                                                                Permit No. 1051
                                                                ----------------


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 1513 (6/04)

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Multi-Series Trust
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date         July 6, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date         July 6, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date         July 6, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.